United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/14

Date of Reporting Period: Quarter ended 09/30/14

Item 1. Schedule of Investments

Federated Managed Tail Risk Fund II
Portfolio of Investments
September 30, 2014 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANIES—85.8%[1]
15,249		Emerging Markets Fixed Income Core Fund	$540,780
674,577		Federated Bank Loan Core Fund	6,792,992
895,858		Federated Clover Small Value Fund, Institutional Shares	23,650,659
2,943,610		Federated Equity Income Fund, Inc., Institutional Shares	72,442,254
723,244		Federated InterContinental Fund, Institutional Shares	36,625,101
978,182		Federated Intermediate Corporate Bond Fund, Institutional Shares	9,361,206
564,363		Federated Mortgage Core Portfolio	5,570,267
1,661,629		Federated Project and Trade Finance Core Fund	15,968,254
5,000,987		Federated Prudent Bear Fund, Institutional Shares	12,152,399
56,696		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	625,357
305,735		High Yield Bond Portfolio	1,990,334
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $183,280,369)	185,719,603
		CORPORATE BONDS—0.5%
25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	26,160
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	61,363
150,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	149,945
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,047
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	22,623
30,000		Comerica, Inc., 3.800%, 7/22/2026	29,636
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	53,625
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	41,897
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	51,625
40,000	[2,3]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 8/01/2044	39,939
15,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	15,404
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	25,299
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	49,972
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	99,448
25,000		Textron Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	25,844
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	138,357
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	24,952
90,000		Williams Partners LP, 4.900%, 1/15/2045	88,124
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	57,106
		TOTAL CORPORATE BONDS (IDENTIFIED COST $950,037)	1,021,366
		ASSET-BACKED SECURITIES—0.1%
150,000		American Express Credit Account Master Trust 2014-1, A, 0.521%, 12/15/2021	149,873
125,000		Capital One Multi Asset Execution Trust 2014-A4, A, 0.516%, 06/15/2022	125,066
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $275,000)	274,939
		EXCHANGE-TRADED FUNDS—3.0%
30,920		iShares Dow Jones U.S. Real Estate Index Fund	2,139,664
186,277	[4]	PowerShares DB Commodity Index Tracking Fund	4,325,352
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $7,359,674)	6,465,016
		U.S. TREASURY—5.5%
858,008		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	917,750
1

Shares or Principal Amount		Value
	U.S. TREASURY—continued
$1,558,060	U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	$1,735,806
2,482,294	U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	2,496,063
883,896	U.S. Treasury Inflation-Protected Note, Series D-2018, 1.375%, 7/15/2018	939,208
1,651,830	U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	1,754,424
346,173	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	332,580
1,937,505	U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	1,960,059
714,803	U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	716,779
630,000	United States Treasury Bond, 3.125%, 8/15/2044	620,058
234,000	United States Treasury Bond, 3.375%, 5/15/2044	241,605
120,000	United States Treasury Note, 2.375%, 8/15/2024	118,650
	TOTAL U.S. TREASURY (IDENTIFIED COST $11,956,685)	11,832,982
	REPURCHASE AGREEMENT—5.1%
11,069,000	Interest in $850,000,000 joint repurchase agreement 0.01%, dated 9/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $850,000,236 on 10/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $873,724,547. (AT COST)	11,069,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $214,890,765)[5]	216,382,906
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	311
	TOTAL NET ASSETS—100%	$216,383,217
At September 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Long Bond Long Futures	1	$137,906	December 2014	$2,247
[4]United States Ultra Bond Long Futures	6	$915,000	December 2014	$(6,563)
[4]United States Treasury Notes 2-Year Long Futures	14	$3,063,813	December 2014	$(281)
[4]United States Treasury Notes 5-Year Short Futures	10	$1,182,578	December 2014	$2,712
[4]United States Treasury Notes 10-Year Short Futures	24	$2,991,375	December 2014	$7,735
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$5,850
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,083,109 and $2,911,778, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $93,564, which represented 0.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2014, these liquid restricted securities amounted to $93,564, which represented 0.0% of total net assets.
4	Non-income-producing security.
5	At September 30, 2014, the cost of investments for federal tax purposes was $214,932,217. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $1,450,689. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,776,783 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,326,094.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
2

■	Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser') and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$169,751,349	$15,968,254	$—	$185,719,603
Debt Securities:
Corporate Bonds	—	1,021,366	—	1,021,366
Asset-Backed Securities	—	274,939		274,939
U.S. Treasury	—	11,832,982	—	11,832,982
Exchange-Traded Fund	6,465,016	—	—	6,465,016
Repurchase Agreement	—	11,069,000	—	11,069,000
TOTAL SECURITIES	$176,216,365	$40,166,541	$—	$216,382,906
OTHER FINANCIAL INSTRUMENTS[2]	$5,850	$—	$—	$5,850
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
4
Federated High Income Bond Fund II
Portfolio of Investments
September 30, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—98.2%
		Aerospace/Defense—0.9%
$800,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$866,000
525,000		TransDigm, Inc., 5.50%, 10/15/2020	511,875
500,000		TransDigm, Inc., 7.50%, 7/15/2021	536,250
825,000	[1,2]	TransDigm, Inc., Series 144A, 6.00%, 7/15/2022	815,719
400,000	[1,2]	TransDigm, Inc., Series 144A, 6.50%, 7/15/2024	399,000
		TOTAL	3,128,844
		Automotive—3.9%
1,275,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	1,316,437
875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	925,313
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	534,375
250,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2019	250,000
275,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	287,375
325,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	87,750
350,000		General Motors Financial Company, Inc., 3.50%, 7/10/2019	353,085
250,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	255,937
150,000		General Motors Financial Company, Inc., Series WI, 2.75%, 5/15/2016	151,406
100,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	100,625
775,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	823,438
800,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	863,000
300,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	311,625
250,000		Lear Corp., 5.375%, 3/15/2024	252,500
825,000		Lear Corp., Series WI, 4.75%, 1/15/2023	818,813
400,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	401,000
350,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	337,750
900,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	940,500
300,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	327,750
1,075,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	1,088,437
725,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	768,500
300,000		Titan International, Inc., Series WI, 6.875%, 10/1/2020	295,500
1,525,000		UCI International, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,478,792
		TOTAL	12,969,908
		Building Materials—3.0%
450,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	461,250
825,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	810,562
200,000		Anixter International, Inc., 5.125%, 10/1/2021	198,500
450,000		Anixter International, Inc., 5.625%, 5/1/2019	475,313
200,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	210,000
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	315,000
650,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	661,375
800,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	860,000
400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	423,000
1,400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,512,000
775,000		Ply Gem Industries, Inc., Series WI, 6.50%, 2/1/2022	739,156
650,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	680,875
950,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	986,813
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$700,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	$706,563
675,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	715,500
350,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	358,750
		TOTAL	10,114,657
		Cable Satellite—5.5%
600,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	599,250
1,225,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,177,531
450,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	433,125
350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	361,813
625,000		Charter Communications Holdings II, 5.125%, 2/15/2023	602,344
575,000		Charter Communications Holdings II, 5.75%, 1/15/2024	574,281
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	237,094
550,000		Charter Communications Holdings II, 7.375%, 6/1/2020	583,000
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	105,875
300,000		DISH DBS Corp., 5.125%, 5/1/2020	301,500
100,000		DISH DBS Corp., Series WI, 4.625%, 7/15/2017	102,250
2,050,000		DISH DBS Corp., Series WI, 5.875%, 7/15/2022	2,096,125
650,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	637,000
675,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	691,031
775,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	811,812
1,150,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,173,000
1,100,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,054,625
600,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	632,250
200,000	[1,2]	Numericable Group SA, Series 144A, 4.875%, 5/15/2019	198,250
1,125,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,134,844
425,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	424,469
150,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	144,000
1,225,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	1,145,375
800,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	812,000
400,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	407,000
950,000	[1,2]	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	964,250
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	933,750
		TOTAL	18,337,844
		Chemicals—2.0%
850,000		Ashland, Inc., 4.75%, 8/15/2022	833,000
325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	320,125
675,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	648,000
1,150,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,239,125
600,000		Eagle Spinco, Inc., Sr. Unsecd. Note, Series WI, 4.625%, 2/15/2021	579,000
100,000		Georgia Gulf Corp., Series WI, 4.875%, 5/15/2023	96,375
625,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	631,250
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	791,469
700,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	693,000
450,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	459,000
250,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	255,000
250,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	257,812
		TOTAL	6,803,156
		Construction Machinery—0.8%
1,025,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	1,027,562
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—continued
$175,000		United Rentals, Inc., 5.75%, 11/15/2024	$177,730
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,242,000
175,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	180,688
		TOTAL	2,627,980
		Consumer Cyclical Services—1.6%
650,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	650,000
825,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	825,000
1,450,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,417,375
1,184,000		ServiceMaster Co., 7.00%, 8/15/2020	1,237,280
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	284,625
250,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	253,750
650,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	690,625
		TOTAL	5,358,655
		Consumer Products—2.7%
1,775,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,881,500
800,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	784,000
725,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	679,687
875,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	949,375
1,550,000		Party City Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.75%, 8/15/2019	1,565,500
1,075,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	1,015,875
225,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	240,750
1,125,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,175,625
775,000		Springs Industries, Inc., 6.25%, 6/1/2021	763,375
		TOTAL	9,055,687
		Diversified Manufacturing—1.7%
425,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	393,125
300,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	322,500
1,225,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,234,187
1,025,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	968,625
1,150,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,198,875
250,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	264,375
240,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	259,200
950,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	947,625
225,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	233,438
		TOTAL	5,821,950
		Financial Institutions—4.3%
800,000	[1,2]	Aercap Ireland Capital Ltd/Aercap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	777,000
200,000	[1,2]	Aercap Ireland Capital Ltd/Aercap Global Aviation Trust, Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2021	199,500
275,000		Ally Financial, Inc., 3.50%, 7/18/2016	278,781
200,000		Ally Financial, Inc., 4.75%, 9/10/2018	205,500
1,075,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,155,625
250,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	248,906
625,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	614,062
500,000		Ally Financial, Inc., Sr. Unsecd. Note, 8.00%, 3/15/2020	583,750
475,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	511,219
550,000		CIT Group Holdings, Inc., Sr. Note, 4.25%, 8/15/2017	556,875
750,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	746,250
850,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	877,625
150,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	155,438
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$900,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	$925,875
750,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	736,875
1,050,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,044,094
1,600,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,676,000
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	157,031
575,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	613,812
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	235,125
1,425,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	1,660,125
550,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	548,625
		TOTAL	14,508,093
		Food & Beverage—3.4%
1,100,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	1,108,250
1,575,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	1,622,250
275,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	262,625
400,000		Darling Ingredients, Inc., Sr. Unsecd. Note, Series WI, 5.375%, 1/15/2022	405,500
1,815,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,803,656
2,125,000		HJ Heinz Co., 4.25%, 10/15/2020	2,117,031
1,625,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	1,576,250
575,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	628,188
1,025,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,086,500
350,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	351,750
75,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	76,125
100,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	98,750
200,000		WhiteWave Foods Co., 5.375%, 10/1/2022	202,500
		TOTAL	11,339,375
		Gaming—3.4%
625,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	609,375
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	470,250
500,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	472,500
300,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	301,500
625,000		GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/2020	640,431
450,000		GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/2023	461,250
1,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	1,170,750
150,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	160,500
725,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	773,937
375,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	424,725
875,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	893,594
1,275,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	1,179,375
425,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	464,313
775,000		Pinnacle Entertainment, Inc., Series WI, 6.375%, 8/1/2021	813,750
646,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	694,450
640,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	694,400
1,175,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,230,812
		TOTAL	11,455,912
		Health Care—9.1%
1,075,000	[1,2]	Amsurg Corp., Series 144A, 5.625%, 7/15/2022	1,069,625
1,075,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	1,142,187
725,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 5.125%, 8/1/2021	726,813
1,425,000	[1,2]	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 2/1/2022	1,492,687
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$300,000		Catamaran Corp, 4.75%, 3/15/2021	$289,313
1,150,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,161,500
75,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	79,500
275,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	289,438
750,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	738,281
650,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	676,000
1,475,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,456,562
2,125,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	2,276,406
600,000		HCA, Inc., 4.75%, 5/1/2023	588,000
1,675,000		HCA, Inc., 5.00%, 3/15/2024	1,651,969
100,000		HCA, Inc., 6.25%, 2/15/2021	105,000
675,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	711,281
475,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	519,531
1,050,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,183,875
550,000		Hologic, Inc., 6.25%, 8/1/2020	567,875
1,350,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,417,500
775,000		LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	788,562
1,800,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	1,822,500
2,550,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	2,326,875
675,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	663,188
1,250,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,375,000
1,050,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,010,625
900,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	880,875
775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	838,938
700,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	661,500
1,450,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	1,515,250
650,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	689,000
		TOTAL	30,715,656
		Independent Energy—7.0%
875,000		Antero Resources Corp., 6.00%, 12/1/2020	894,687
875,000	[1,2]	Antero Resources Corp., Series 144A, 5.125%, 12/1/2022	852,031
450,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	449,438
1,025,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,019,875
600,000		Athlon Holdings LP, 7.375%, 4/15/2021	655,500
375,000	[1,2]	Athlon Holdings LP, Series 144A, 6.00%, 5/1/2022	403,125
1,400,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	1,424,500
200,000	[1,2]	California Resources Corp., Series 144A, 5.50%, 9/15/2021	203,250
850,000	[1,2]	California Resources Corp., Series 144A, 6.00%, 11/15/2024	875,500
825,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	862,125
875,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	940,625
575,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	592,250
75,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	80,273
75,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	77,156
1,350,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	1,512,000
200,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	219,000
650,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	677,625
300,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	282,750
900,000		Energy XXI Gulf Coast, Inc., Series WI, 7.50%, 12/15/2021	886,500
550,000	[1,2]	Gulfport Energy Corp., Series 144A, 7.75%, 11/1/2020	576,125
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$425,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	$431,375
75,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	75,750
300,000		Legacy Reserves, 6.625%, 12/1/2021	295,500
1,000,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	985,000
325,000		Linn Energy LLC, 6.50%, 9/15/2021	318,500
350,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	354,375
550,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	541,750
500,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	519,375
375,000		Linn Energy LLC, Sr. Unsecd. Note, Series WI, 6.25%, 11/1/2019	367,969
975,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,050,562
1,225,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,249,500
250,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	264,375
650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	680,875
200,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	201,500
150,000		Range Resources Corp., 5.00%, 8/15/2022	153,750
300,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	310,500
275,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2024	264,000
600,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	588,000
175,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	170,844
550,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	552,062
775,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	806,000
		TOTAL	23,665,897
		Industrial - Other—2.4%
800,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	814,000
900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	866,250
575,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	625,313
175,000		General Cable Corp., Sr. Unsecd. Note, 5.75%, 10/1/2022	163,625
1,075,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,045,437
950,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	995,125
475,000		Mastec, Inc., 4.875%, 3/15/2023	450,063
1,275,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	1,345,125
300,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	324,000
565,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	577,006
725,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	735,875
125,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	126,875
		TOTAL	8,068,694
		Leisure—1.0%
400,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	426,000
175,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 9/15/2021	182,438
450,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	437,062
225,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	222,750
175,000		Cinemark USA, Inc., 5.125%, 12/15/2022	172,813
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
275,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	272,938
425,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	428,187
1,100,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	1,072,500
		TOTAL	3,214,688
		Lodging—0.4%
775,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	829,250
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—continued
$600,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	$619,125
		TOTAL	1,448,375
		Media Entertainment—6.2%
475,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	520,125
450,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	446,625
675,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Series 144A, 5.625%, 2/15/2024	678,375
275,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Series 144A, 5.875%, 3/15/2025	277,063
100,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 2/15/2022	100,125
225,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	240,469
1,375,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,373,281
275,000		Clear Channel Worldwide, 6.50%, 11/15/2022	279,813
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	155,250
325,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	338,813
1,575,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	1,618,312
1,225,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,344,437
1,200,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	1,234,500
1,175,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	1,216,125
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	907,500
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	97,000
250,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	253,125
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	98,750
950,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	990,375
1,200,000		Gray Television, Inc., 7.50%, 10/1/2020	1,233,000
200,000	[1,2]	Lamar Media Corp., Series 144A, 5.375%, 1/15/2024	201,500
325,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	314,438
425,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	439,875
725,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	705,062
550,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	544,500
1,000,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	1,010,000
775,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	776,937
925,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	894,937
1,350,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,410,750
750,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	720,000
450,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	487,125
		TOTAL	20,908,187
		Metals & Mining—0.7%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
250,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.125%, 10/1/2021	253,750
450,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.50%, 10/1/2024	453,375
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	101,250
825,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	884,813
500,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	531,875
		TOTAL	2,225,138
		Midstream—5.1%
875,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	902,344
125,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	128,281
600,000		Atlas Pipeline Partners LP, 4.75%, 11/15/2021	561,750
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	491,250
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$375,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, 6.125%, 7/15/2022	$403,125
275,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 3/1/2022	277,063
700,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	791,000
2,350,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	2,414,625
500,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	491,250
825,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	808,500
750,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	731,250
400,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	414,000
1,325,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	1,414,437
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	371,000
425,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	414,375
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	360,608
475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	469,656
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	204,000
250,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	243,125
875,000	[1,2]	Rose Rock Midstream LP, Series 144A, 5.625%, 7/15/2022	868,437
300,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	316,125
1,050,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	1,084,125
225,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	228,375
550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	526,625
698,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	743,370
700,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	687,750
470,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	488,800
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	337,188
		TOTAL	17,172,434
		Oil Field Services—0.9%
1,500,000	[1,2]	CGG SA, Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2022	1,338,750
125,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	110,625
1,175,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	1,160,313
375,000	[1,2]	Light Tower Rentals, Inc., Series 144A, 8.125%, 8/1/2019	380,625
		TOTAL	2,990,313
		Packaging—5.9%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,196,250
400,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.234%, 12/15/2019	388,500
575,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	576,438
70,588	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	71,647
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	433,000
200,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	192,500
850,000		Ball Corp., 4.00%, 11/15/2023	794,750
500,000		Ball Corp., 5.00%, 3/15/2022	505,000
1,950,000		Berry Plastics Corp., 5.50%, 5/15/2022	1,879,312
100,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	99,500
325,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	320,938
1,250,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	1,262,500
1,350,000		Crown Americas LLC, 4.50%, 1/15/2023	1,282,500
200,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	211,000
675,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	769,500
875,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	910,000
1,250,000		Reynolds Group Issuer, Inc. / LLC / LU, Series WI, 5.75%, 10/15/2020	1,278,125
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,525,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	$1,620,312
625,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	653,906
1,400,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	1,513,750
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	207,750
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	318,000
600,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	591,000
1,000,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,115,000
1,675,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,612,188
		TOTAL	19,803,366
		Paper—0.6%
775,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	744,000
625,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	618,750
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	208,770
325,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	325,813
		TOTAL	1,897,333
		Pharmaceuticals—1.7%
650,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	643,500
1,725,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	1,746,562
975,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,049,344
1,850,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	1,986,437
450,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	449,438
		TOTAL	5,875,281
		Refining—0.3%
325,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	333,125
850,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	825,563
		TOTAL	1,158,688
		Restaurants—1.0%
1,100,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—2nd Lien, Series 144A, 6.00%, 4/1/2022	1,098,625
850,000		NPC INTL/OPER CO. A&B, Inc., Series WI, 10.50%, 1/15/2020	890,375
1,475,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,430,750
		TOTAL	3,419,750
		Retailers—4.1%
1,550,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	1,550,000
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	903,125
350,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	323,750
225,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	235,125
750,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	701,250
1,275,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,217,625
625,000		Limited Brands, Inc., 5.625%, 10/15/2023	654,687
625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	654,688
1,300,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	1,296,750
586,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	599,185
275,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	287,375
1,075,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,136,812
1,175,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,195,563
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,213,250
475,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	466,688
725,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	772,125
325,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	328,250
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$250,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	$262,500
		TOTAL	13,798,748
		Technology—12.4%
175,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	182,000
650,000		Advanced Micro Devices, Inc., Series WI, 7.00%, 7/1/2024	621,563
500,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	507,500
975,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	940,875
750,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	746,250
1,100,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	1,017,500
200,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	208,500
1,286,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,369,590
625,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	617,188
1,000,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	1,035,000
750,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	712,500
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,002,250
400,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	406,000
1,175,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,269,000
750,000		Emdeon, Inc., 11.00%, 12/31/2019	837,187
1,050,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	1,071,000
1,350,000		Epicor Software Corp., 8.625%, 5/1/2019	1,434,375
925,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	949,281
244,000		First Data Corp., Series WI, 11.25%, 1/15/2021	278,465
275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	292,875
3,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	3,487,875
325,000		Flextronics International Ltd., 4.625%, 2/15/2020	326,625
300,000		Flextronics International Ltd., 5.00%, 2/15/2023	300,750
375,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	417,188
900,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	915,750
1,225,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,182,125
250,000		IAC Interactive Corp., Series WI, 4.875%, 11/30/2018	253,750
1,150,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,168,687
1,850,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	1,840,750
775,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	769,187
300,000		Iron Mountain, Inc., 5.75%, 8/15/2024	295,875
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	482,625
1,000,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	1,083,750
800,000		Lender Processing Services, 5.75%, 4/15/2023	840,000
925,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	855,625
600,000		NCR Corp., 6.375%, 12/15/2023	631,500
500,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	492,500
675,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	663,187
175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	179,813
350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	345,625
225,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	229,500
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	203,000
1,100,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	1,082,125
1,600,000		Seagate HDD Cayman, 4.75%, 6/1/2023	1,620,000
1,450,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,493,500
50,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	51,500
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,050,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	$1,055,250
1,500,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,578,750
625,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	648,438
1,100,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,135,750
450,000		Verisign, Inc., 4.625%, 5/1/2023	436,500
250,000	[1,2]	Zebra Technologies Corp., Series 144A, 7.25%, 10/15/2022	250,000
		TOTAL	41,816,399
		Transportation Services—0.5%
1,025,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,042,937
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	440,938
150,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	153,000
		TOTAL	1,636,875
		Utility - Electric—1.3%
1,450,000		Calpine Corp., 5.75%, 1/15/2025	1,408,312
425,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	442,000
175,000	[1,2]	Calpine Corp., Term Loan—1st Lien, Series 144A, 6.00%, 1/15/2022	185,062
19,494	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	19,329
800,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	861,000
125,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	137,813
650,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	654,875
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	486,000
		TOTAL	4,194,391
		Wireless Communications—3.8%
1,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	1,086,750
275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	272,938
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	435,115
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	207,000
1,575,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,630,283
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	226,969
775,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	786,625
50,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	51,313
1,025,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,057,031
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	77,156
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	309,375
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	415,950
1,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,128,000
1,400,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,478,750
750,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	798,750
325,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	328,656
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	330,375
975,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	949,406
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	385,312
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	275,687
375,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	375,000
		TOTAL	12,606,441
		Wireline Communications—0.6%
425,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	449,969
300,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	321,750
150,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	155,062
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—continued
$600,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	$652,500
475,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	508,250
		TOTAL	2,087,531
		TOTAL CORPORATE BONDS (IDENTIFIED COST $329,262,379)	330,226,246
		COMMON STOCKS—0.1%
		Automotive—0.1%
10,207		General Motors Co.	326,011
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	11,724
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	11,724
		TOTAL COMMON STOCKS (IDENTIFIED COST $967,986)	337,735
		WARRANTS—0.0%
		Automotive—0.0%
467	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	10,452
467	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	6,748
		TOTAL WARRANTS (IDENTIFIED COST $7,175)	17,200
		TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $330,237,540)[7]	330,581,181
		OTHER ASSETS AND LIABILITIES - NET—1.7%[8]	5,741,289
		TOTAL NET ASSETS—100%	$336,322,470
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $142,535,827, which represented 42.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2014, these liquid restricted securities amounted to $142,516,498, which represented 42.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$19,494	$19,329
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	At September 30, 2014, the cost of investments for federal tax purposes was $330,633,016. The net unrealized depreciation of investments for federal tax purposes was $51,835. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,994,996 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,046,831.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
12

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
13

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$330,226,171	$75	$330,226,246
Equity Securities:
Common Stock
Domestic	326,011	—	—	326,011
International	—	—	11,724	11,724
Warrants	17,200	—	—	17,200
TOTAL SECURITIES	$343,211	$330,226,171	$11,799	$330,581,181
14
Federated Kaufmann Fund II
Portfolio of Investments
September 30, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—97.4%
		Consumer Discretionary—10.8%
3,100	[1]	Amazon.com, Inc.	$999,564
8,600		Delphi Automotive PLC	527,524
26,290	[1,2,3]	Elior SCA	427,432
22,700	[1]	Five Below, Inc.	899,147
11,116	[1]	Hilton Worldwide Holdings, Inc.	273,787
20,200	[1]	LKQ Corp.	537,118
33,068	[1]	La Quinta Holdings, Inc.	627,962
14,700		Las Vegas Sands Corp.	914,487
21,300	[1]	Markit Ltd.	497,355
590,000		NagaCorp Limited	424,118
20,000	[1]	One Group Hospitality, Inc./The	107,000
505	[1]	Priceline.com, Inc.	585,083
860,000		Samsonite International SA	2,762,571
7,016	[1]	ServiceMaster Global Holdings, Inc.	169,787
17,800		Starbucks Corp.	1,343,188
5,000		Whirlpool Corp.	728,250
29,550	[1]	Yoox SpA	677,950
4,300	[1,2,3]	Zalando SE	116,769
		TOTAL	12,619,092
		Consumer Staples—1.7%
8,900	[1]	Hain Celestial Group, Inc.	910,915
36,600	[1]	Sprouts Farmers Market, Inc.	1,063,962
		TOTAL	1,974,877
		Energy—4.5%
17,900	[1]	Antero Resources Corp.	982,531
6,250	[1]	Athlon Energy, Inc.	363,937
5,500		Core Laboratories NV	804,925
33,425	[1]	Eclipse Resources Corp.	555,523
21,200	[4]	Frank's International N.V.	396,440
27,800		Halliburton Co.	1,793,378
8,232	[1]	Memorial Resource Development Corp.	223,170
1,906	[1]	RigNet, Inc.	77,098
		TOTAL	5,197,002
		Financials—10.2%
76,000		American International Group, Inc.	4,105,520
13,115		Artisan Partners Asset Management, Inc.	682,636
5,000		BlackRock, Inc.	1,641,600
12,200	[1]	CBRE Group, Inc.	362,828
16,726		CETIP SA-Mercados Organizado	207,730
9,200		Crown Castle International Corp.	740,876
55,000	[1]	Emaar Malls Group PJSC	43,426
55,587		EverBank Financial Corp.	981,666
7,000		Housing Development Finance Corp. Ltd.	119,167
25,300		J.P. Morgan Chase & Co.	1,524,072
4,200		Ryman Hospitality Properties	198,660
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
23,100		Wells Fargo & Co.	$1,198,197
		TOTAL	11,806,378
		Health Care—33.8%
60,700	[1]	Alkermes, Inc.	2,602,209
8,600	[1]	Amsurg Corp.	430,430
75,500	[1,6]	BioDelivery Sciences International, Inc.	1,290,295
5,800	[1]	Biogen Idec, Inc.	1,918,698
224,267	[1,6]	Corcept Therapeutics, Inc.	601,036
33,700	[1]	Cubist Pharmaceuticals, Inc.	2,235,658
73,715	[1,6]	Dexcom, Inc.	2,947,863
280,200	[1,6]	Dyax Corp.	2,835,624
124,602	[1,6]	Dynavax Technologies Corp.	178,181
18,492	[1,6]	Egalet Corp.	105,404
18,858	[1]	Envision Healthcare Holdings, Inc.	653,996
48,727	[1,6]	ExamWorks Group, Inc.	1,595,809
10,600	[1]	GW Pharmaceuticals PLC, ADR	857,010
11,568	[1]	Galapagos NV	174,063
17,245	[1]	Gilead Sciences, Inc.	1,835,730
4,248	[1]	IDEXX Laboratories, Inc.	500,542
18,900	[1]	Illumina, Inc.	3,098,088
32,800	[1]	Insulet Corp.	1,208,680
2,535	[1]	Medidata Solutions, Inc.	112,275
9,500		Medtronic, Inc.	588,525
97,200	[1]	Nektar Therapeutics	1,173,204
27,300	[1]	NuVasive, Inc.	951,951
5,200	[1]	Otonomy, Inc.	124,800
8,365	[1,5]	Otonomy, Inc.	180,686
9,761	[1]	Pharmacyclics, Inc.	1,146,234
32,300	[1,6]	Premier, Inc.	1,061,378
218,783	[1,6]	Progenics Pharmaceuticals, Inc.	1,135,484
163,708	[1,4,6]	Protalix Biotherapeutics, Inc.	396,173
4,903	[1]	Puma Biotechnology, Inc.	1,169,709
10,700	[1]	Repligen Corp.	213,037
4,200	[1]	SAGE Therapeutics, Inc.	132,300
21,000	[1]	Salix Pharmaceuticals Ltd.	3,281,040
13,200	[1,4]	Seattle Genetics, Inc.	490,776
3,600		Shire Ltd.	311,147
71,007	[1,6]	Threshold Pharmaceuticals, Inc., Class THL	256,335
3,700	[1]	Ultragenyx Pharmaceutical, Inc.	209,420
27,300	[1]	Veeva Systems, Inc.	769,041
428,029	[1,6]	Zogenix, Inc.	492,233
		TOTAL	39,265,064
		Industrials—10.3%
25,700		Air Lease Corp.	835,250
27,504		Allison Transmission Holdings, Inc.	783,589
11,600	[1]	Colfax Corp.	660,852
6,600		Danaher Corp.	501,468
17,600		Flowserve Corp.	1,241,152
14,800	[1]	Hexcel Corp.	587,560
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
16,589		KAR Auction Services, Inc.	$474,943
7,200	[4]	MSC Industrial Direct Co.	615,312
4,450	[1]	Now, Inc.	135,325
3,500		Precision Castparts Corp.	829,080
55,800	[1,6]	RPX Corp.	766,134
1,100		Roper Industries, Inc.	160,919
6,300		Safran SA	407,897
21,100	[1]	Spirit Airlines, Inc.	1,458,854
4,200	[1]	Teledyne Technologies, Inc.	394,842
8,700	[1]	Verisk Analytics, Inc.	529,743
19,300		Wabtec Corp.	1,564,072
		TOTAL	11,946,992
		Information Technology—15.9%
13,000	[1]	Alibaba Group Holding Ltd., ADR	1,155,050
26,900		Amadeus IT Holding SA	1,001,985
15,100		Avago Technologies Ltd.	1,313,700
10,500	[1,4]	Benefitfocus, Inc.	282,870
30,934	[1,4,6]	ChannelAdvisor Corp.	507,317
7,500	[1]	Check Point Software Technologies Ltd.	519,300
7,200	[1]	CoStar Group, Inc.	1,119,888
12,184	[1]	Cvent, Inc.	309,108
10,060	[1]	Demandware, Inc.	512,255
6,700		FLIR Systems, Inc.	209,978
23,800	[1,4]	Fleetmatics Group PLC	725,900
4,800	[1]	Guidewire Software, Inc.	212,832
1,600	[1]	LinkedIn Corp.	332,464
40,013	[1]	Liquid Holdings Group, Inc.	54,418
34,200	[1]	Microsemi Corp.	869,022
6,324	[1,4]	Mobileye NV	338,903
27,400	[1]	NIC, Inc.	471,828
27,400	[1]	NXP Semiconductors NV	1,874,982
4,200	[1]	NetSuite, Inc.	376,068
31,300	[1,6]	RADWARE Ltd.	552,758
11,800	[1]	Salesforce.com, Inc.	678,854
13,100	[1]	ServiceNow, Inc.	770,018
56,027	[1,4,6]	Textura Corp.	1,479,113
15,500	[1]	Tyler Technologies, Inc.	1,370,200
30,200	[1]	Vantiv, Inc.	933,180
5,400	[1]	Workday, Inc.	445,500
1,038	[1,4]	Zillow, Inc.	120,398
		TOTAL	18,537,889
		Materials—9.7%
2,028	[1]	Caesar Stone SDOT Yam Ltd.	104,807
7,131		Eagle Materials, Inc.	726,150
72,400		Israel Chemicals Ltd.	523,452
23,700		LyondellBasell Industries NV	2,575,242
17,000		Martin Marietta Materials	2,191,980
5,500		Sherwin-Williams Co.	1,204,445
29,700		US Silica Holdings, Inc.	1,856,547
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
4,525		Valspar Corp.	$357,430
20,700		Westlake Chemical Corp.	1,792,413
		TOTAL	11,332,466
		Utilities—0.5%
16,743		ITC Holdings Corp.	596,553
		TOTAL COMMON STOCKS (IDENTIFIED COST $72,574,422)	113,276,313
		WARRANTS—0.1%
		Health Care—0.1%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	202
17,387	[1,6]	Corcept Therapeutics, Inc., Warrants	5,543
71,998	[1,6]	Dynavax Technologies Corp., Warrants	20,706
128,250	[1,6]	Zogenix, Inc., Warrants	70,743
		TOTAL WARRANTS (IDENTIFIED COST $11,802)	97,194
		CORPORATE BOND—0.1%
		Health Care—0.1%
$95,000	[2,3,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018 (IDENTIFIED COST $95,000)	82,227
		REPURCHASE AGREEMENTS—4.0%
2,071,000		Interest in $850,000,000 joint repurchase agreement 0.01%, dated 9/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $850,000,236 on 10/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $873,724,547.	2,071,000
2,629,000		Interest in $850,000,000 joint repurchase agreement 0.01%, dated 9/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $850,000,236 on 10/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $873,724,547 (purchased with proceeds from securities lending collateral).	2,629,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	4,700,000
		TOTAL INVESTMENTS—101.6% (IDENTIFIED COST $77,381,224)[7]	118,155,734
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[8]	(1,861,475)
		TOTAL NET ASSETS—100%	$116,294,259
At September 30, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
10/3/2014	864,141 Hong Kong Dollar	$111,286	$(3)
The average value at settlement date receivable of foreign exchange contracts purchased by the Fund throughout the period was $196. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average notional value of short futures contracts held by the Fund throughout the period was $668,358. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $626,428, which represented 0.5% of total net assets.
4

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2014, these liquid restricted securities amounted to $626,428, which represented 0.5% of total net assets.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2014 securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$2,525,416	$2,629,000
5	Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies.
Transactions involving affiliated companies during the period ended September 30, 2014, were as follows:
Affiliates	Balance of Shares Held 12/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2014	Value	Dividend Income
BioDelivery Sciences International, Inc.	—	82,000	(6,500)	75,500	$1,290,295	$—
ChannelAdvisor Corp.	8,200	22,734	—	30,934	507,317	—
Corcept Therapeutics, Inc.	198,000	26,267	—	224,267	601,036	—
Corcept Therapeutics, Inc., Warrants	17,387	—	—	17,387	5,543	—
Dexcom, Inc.	102,457	876	(29,618)	73,715	2,947,863	—
Dyax Corp.	328,478	15,000	(63,278)	280,200	2,835,624	—
Dynavax Technologies Corp.	—	124,602	—	124,602	178,181	—
Dynavax Technologies Corp., Warrants	—	71,998	—	71,998	20,706	—
Egalet Corp.	—	18,492	—	18,492	105,404	—
ExamWorks Group, Inc.	64,900	—	(16,173)	48,727	1,595,809	—
Nektar Therapeutics	91,770	12,230	(6,800)	97,200	1,173,204	—
Premier, Inc.	29,192	3,108	—	32,300	1,061,378	—
Progenics Pharmaceuticals, Inc.	173,000	45,783	—	218,783	1,135,484	—
Protalix Biotherapeutics, Inc.	156,000	7,708	—	163,708	396,173	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	95,000	—	—	95,000	82,227	—
RADWARE Ltd.	31,300	—	—	31,300	552,758	—
RPX Corp.	62,100	—	(6,300)	55,800	766,134	—
Textura Corp.	40,300	17,462	(1,735)	56,027	1,479,113	—
Threshold Pharmaceuticals, Inc., Class THL	39,000	32,007	—	71,007	256,335	—
Threshold Pharmaceuticals, Inc., Warrants	32,007	—	(32,007)	—	—	—
Zogenix, Inc.	417,213	48,268	(37,452)	428,029	492,233	—
Zogenix, Inc., Warrants	128,250	—	—	128,250	70,743	—
TOTAL OF AFFILIATED COMPANIES	2,014,554	528,535	(199,863)	2,343,226	$17,553,560	$—
7	At September 30, 2014, the cost of investments for federal tax purposes was $77,381,224. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: a) the translation of Foreign Currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $40,774,510. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,277,023 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,502,513.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
5

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$91,549,170	$—	$180,686	$91,729,856
International	15,196,701[1]	6,349,756	—	21,546,457
Warrants	—	97,194[1]	—	97,194
Debt Securities:
Corporate Bonds	—	82,227	—	82,227
Repurchase Agreement	—	4,700,000	—	4,700,000
TOTAL SECURITIES	$106,745,871	$11,229,177	$180,686	$118,155,734
OTHER FINANCIAL INSTRUMENTS[2]	$(3)	$—	$—	$(3)
1	Includes $1,495,073 of a common stock security transferred from Level 2 to Level 1 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period. Includes $6,229,574 of a common stock securities transferred from Level 1 to Level 2 because observable market data was obtained for these securities. These transfers represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR—American Depositary Receipt
7
Federated Managed Volatility Fund II
Portfolio of Investments
September 30, 2014 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—27.4%
	Consumer Discretionary—1.9%
137,571	Corus Entertainment, Inc., Class B	$3,054,950
9,755	Garmin Ltd.	507,162
23,548	Kohl's Corp.	1,437,134
232,886	Regal Entertainment Group	4,629,774
62,672	Six Flags Entertainment Corp.	2,155,290
	TOTAL	11,784,310
	Consumer Staples—2.2%
67,751	Altria Group, Inc.	3,112,481
60,160	Lorillard, Inc.	3,604,186
38,013	Philip Morris International, Inc.	3,170,284
56,408	Reynolds American, Inc.	3,328,072
	TOTAL	13,215,023
	Energy—8.5%
69,869	ARC Resources Ltd.	1,843,501
64,640	BP PLC, ADR	2,840,928
121,216	Baytex Eneregy Corp.	4,583,685
275,168	Bonavista Energy Corp.	3,164,573
37,010	ConocoPhillips	2,832,005
137,100	Crescent Point Energy Corp.	4,948,062
13,276	Diamond Offshore Drilling, Inc.	454,968
66,935	ENI SpA, ADR	3,162,679
69,835	Enerplus Corp.	1,324,770
102,617	HollyFrontier Corp.	4,482,311
16,943	Kinder Morgan, Inc.	649,595
419,107	Pengrowth Energy Corp.	2,196,668
74,862	Royal Dutch Shell PLC	5,699,244
52,790	Seadrill Ltd.	1,412,660
164,850	Ship Finance International Ltd.	2,789,262
100,173	Total SA, ADR	6,456,150
57,055	Transocean Ltd.	1,824,048
28,166	Vermilion Energy Inc.	1,714,682
	TOTAL	52,379,791
	Financials—3.5%
190,511	Ares Capital Corp.	3,078,658
48,721	Bank of Montreal	3,586,840
183,400	Hospitality Properties Trust	4,924,290
32,591	Mercury General Corp.	1,590,767
156,900	Old Republic International Corp.	2,240,532
31,626	Royal Bank of Canada, Montreal	2,259,678
112,165	Sun Life Financial Services of Canada	4,068,224
	TOTAL	21,748,989
	Health Care—3.2%
21,097	AbbVie Inc.	1,218,563
8,405	AstraZeneca Group PLC, ADR	600,453
100,078	GlaxoSmithKline PLC, ADR	4,600,586

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
39,871		Lilly (Eli) & Co.	$2,585,634
76,236		Merck & Co., Inc.	4,519,270
198,776		PDL BioPharma, Inc.	1,484,857
150,774		Pfizer, Inc.	4,458,387
		TOTAL	19,467,750
		Industrials—1.4%
63,363		BAE Systems PLC, ADR	1,943,343
152,453		Donnelley (R.R.) & Sons Co.	2,509,377
22,405		Lockheed Martin Corp.	4,095,186
		TOTAL	8,547,906
		Information Technology—1.9%
38,686		CA, Inc.	1,080,887
24,424		Cisco Systems, Inc.	614,752
37,110		Intel Corp.	1,292,170
8,474		KLA-Tencor Corp.	667,582
11,660		Lexmark International, Inc.	495,550
52,913		Microsoft Corp.	2,453,046
52,570		Seagate Technology	3,010,684
79,098		Symantec Corp.	1,859,594
		TOTAL	11,474,265
		Materials—1.2%
70,754		Freeport-McMoRan, Inc.	2,310,118
30,424		LyondellBasell Industries NV Class - A	3,305,872
33,049		Scotts Co.	1,817,695
		TOTAL	7,433,685
		Telecommunication Services—1.7%
91,551		AT&T, Inc.	3,226,257
54,325		BCE, Inc.	2,322,937
32,786		CenturyLink, Inc.	1,340,619
27,252		Consolidated Communications Holdings, Inc.	682,663
389,591		Frontier Communications Corp.	2,536,237
11,238		Verizon Communications	561,788
		TOTAL	10,670,501
		Utilities—1.9%
37,760		Ameren Corp.	1,447,341
8,517		Entergy Corp.	658,620
80,617		National Grid PLC, ADR	5,794,750
239,202		Northland Power, Inc.	3,694,981
		TOTAL	11,595,692
		TOTAL COMMON STOCKS (IDENTIFIED COST $153,665,565)	168,317,912
		PREFERRED STOCKS—13.7%
		Consumer Discretionary—1.4%
112,000	[1]	ANF, Issued by Credit Suisse AG, ELN, 0.00%, 02/4/2015	4,154,640
395,000	[2,3]	SPLS, Issued by JPMorgan Chase & Co., ELN, 14.00%, 01/27/2015	4,597,800
		TOTAL	8,752,440
		Consumer Staples—0.4%
35,600		Post Holdings, Inc., Conv, Conv. Pfd., 5.25%, 06/1/2017	2,731,410

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Energy—0.6%
75,000	[1,2,3]	VLO, Issued by JPMorgan Chase & Co., ELN, 0.00%, 02/6/2015	$3,573,000
		Financials—1.3%
750		Bank of America, Series L, PFD., 7.25%, 12/31/2049, Annual Dividend $72.50	859,875
84,809		Metlife, Inc., Conv. Pfd., 5.00%, 10/08/2014, Annual Dividend $0.16	2,611,269
18,300		New York Community Cap Trust V, Conv. Pfd, 6.00%, 11/01/2051, Annual Dividend $3.00	906,308
3,100		Wells Fargo Co., Series L,Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	3,727,781
		TOTAL	8,105,233
		Health Care—1.4%
24,200	[1,2,3]	ALXN, Issued by Bank of America Corp., ELN, 0.00%, 11/21/2014	3,969,768
61,930	[1]	GILD, Issued By Barclays Bank PLC, ELN, 10.00%, 12/26/2014	4,592,419
		TOTAL	8,562,187
		Industrials—2.7%
51,900		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	2,638,466
100,000	[1,2,3]	DAL, Issued By JPMorgan Chase & Co., ELN, 13.65%, 11/25/2014	3,650,000
40,026		Stanley Black & Decker, I, Conv. Pfd., 6.25%, 11/17/2016, Annual Dividend $6.25	4,530,543
94,404		United Technologies Corp, Conv. Pfd., 7.50%, 08/1/2015, Annual Dividend $3.75	5,559,452
		TOTAL	16,378,461
		Information Technology—2.1%
6,862		AAPL, Issued by Barclays Bank PLC, ELN, 9.18%, 11/25/2014	4,093,663
139,000	[1,2,3]	MU, Issued by Bank of America Corp., ELN, 0.00%, 11/21/2014	4,107,450
47,000	[1]	SNDK, Issued by Credit Suisse AG, ELN, 0.00%, 01/30/2015	4,472,520
		TOTAL	12,673,633
		Materials—1.4%
101,000	[1]	Alcoa, Inc., Conv. Pfd, 5.375%, 10/01/2017	5,039,900
153,005		ArcelorMittal, Conv. Bond, Pfd., Series MTUS, 6.00%, 01/15/2016, Annual Dividend $1.50	3,232,996
		TOTAL	8,272,896
		Utilities—2.4%
67,765		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	3,474,989
92,698		Dominion Resources, Inc., Conv. Pfd., 6.375%, 07/1/2017 Annual Dividend $3.187	4,625,630
69,627		Exelon Corp., Conv. Pfd, 6.5%, 06/01/2017, Annual Dividend $2.67	3,537,052
11,695		Laclede Group, Inc./The, Conv. Pfd., 6.75%, 04/1/2017	619,835
45,000		NextEra Energy, Inc., Conv. Pfd., 5.889%, 09/1/2015, Annual Dividend $2.94	2,695,950
		TOTAL	14,953,456
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $82,374,728)	84,002,716
		ASSET-BACKED SECURITY—0.0%
$225,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 01/15/2019 (IDENTIFIED COST $224,972)	225,848
		ADJUSTABLE RATE MORTGAGE—0.0%
16,925		Federal National Mortgage Association, 5.510%, 9/1/2037 (IDENTIFIED COST $17,046)	18,100
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
1,000,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	988,786
370,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 05/15/2045	383,540
585,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 05/15/2045	620,929
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	59,570
1,050,000	[2,3]	Commercial Mortgage Trust 2013-CR8, Class B, 4.102%, 06/10/2046	1,059,681
620,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	644,082
594,623		Federal National Mortgage Association REMIC 2006-117, Class GF, 0.505%, 12/25/2036	594,847
532,999		Federal National Mortgage Association REMIC 2012-1, Class F, 0.605%, 02/25/2042	535,075

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$525,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	$551,428
630,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.740%, 05/10/2045	675,291
980,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.507%, 09/10/2047	1,016,374
590,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	589,318
1,000,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 01/10/2045	1,027,777
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,762,845)	8,746,698
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Security—0.2%
1,050,000	[2,3]	FREMF Mortgage Trust 2013-K25, Class B, 3.742%, 11/25/2045 (IDENTIFIED COST $1,061,233)	1,042,066
		CORPORATE BONDS—18.2%
		Aerospace/Defense—0.1%
450,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	482,625
		Agency—0.1%
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	566,573
		Automotive—0.3%
900,000	[2,3]	Metalsa, Series 144A, 4.900%, 04/24/2023	877,500
700,000	[2,3]	NEMAK SA, Series 144A, 5.500%, 02/28/2023	721,000
		TOTAL	1,598,500
		Banking—3.9%
300,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.500%, 03/06/2023	304,875
375,000	[2,3]	Agromercantil Senior Trust, Series 144A, 6.250%, 04/10/2019	390,469
300,000		BBVA Paraguay SA, Series REGS, 9.750%, 02/11/2016	319,326
500,000		Banco ABC Brasil SA, Series REGS, 7.875%, 04/08/2020	537,165
550,000	[2,3]	Banco ABC Brasil SA, Sub. Note, Series 144A, 7.875%, 04/08/2020	590,881
1,000,000		Banco Bradesco (Cayman), Sub., Series REGS, 5.750%, 03/01/2022	1,035,000
325,000		Banco Btg Pactual/Cayman, Series REGS, 5.750%, 09/28/2022	312,813
500,000		Banco Davivienda SA, Series REGS, 5.875%, 07/09/2022	506,250
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	122,250
200,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	214,500
500,000		Banco Do Brasil (Cayman), Jr. Sub. Note, Series REGS, 9.250%, 10/29/2049	515,000
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	541,250
100,000		Banco Pan SA, Series REGS, 8.500%, 04/23/2020	110,688
400,000	[2,3]	Banco Reservas Rep Domin, Series 144A, 7.000%, 02/01/2023	411,000
350,000		BBVA Banco Continental, Series REGS, 5.000%, 08/26/2022	366,625
460,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 09/29/2020	526,240
450,000	[2,3]	Caixa Economica Federal, Sub. Note, Series 144A, 7.250%, 07/23/2024	453,375
675,000		Corpbanca, 3.125%, 01/15/2018	678,064
900,000	[2,3]	Corpbanca, Series 144A, 3.875%, 09/22/2019	906,553
500,000		Emirates NBD Tier 1 Ltd., 5.750%, 05/29/2049	492,665
950,000	[2,3]	Export Credit Bank of Turkey, Series 144A, 5.000%, 09/23/2021	944,300
500,000	[2,3]	Finansbank AS, Series 144A, 5.150%, 11/01/2017	514,750
450,000	[2,3]	Finansbank AS, Series 144A, 6.250%, 04/30/2019	469,260
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	277,637
500,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.500%, 08/06/2022	496,250
500,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.200%, 12/21/2021	523,750
630,000	[2,3]	RSHB Capital SA, Series 144A, 5.100%, 07/25/2018	615,195
350,000		Sberbank of Russia (SB Cap SA), Sr. Unsecd. Note, Series REGS, 5.180%, 06/28/2019	345,187
500,000		Sibur Securities Ltd., Series REGS, 3.914%, 01/31/2018	460,000
300,000	[2,3]	Turkiye Garanti Bankasi A.S., Series 144A, 5.250%, 09/13/2022	297,900

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Banking—continued
$635,000	[2,3]	Turkiye Is Bankasi (Isbank), Series 144A, 5.000%, 06/25/2021	$627,380
500,000	[2,3]	Turkiye Vakiflar Bankasi T.A.O., Series 144A, 3.750%, 04/15/2018	487,300
200,000	[2,3]	Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.000%, 10/31/2018	202,706
4,000,000		VTB BANK, Series REGS, 6.250%, 06/30/2035	4,069,080
1,940,000	[2,3]	VTB Capital SA, Series 144A, 6.950%, 10/17/2022	1,867,250
230,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	216,200
200,000		Vnesheconombank (VEB), Series REGS, 6.025%, 07/05/2022	191,250
720,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 07/09/2020	730,800
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	394,000
200,000	[2,3]	Vnesheconombank (VEB), Sr. Unsecd. Note, Series 144A, 5.375%, 02/13/2017	201,000
200,000	[2,3]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.250%, 12/03/2018	204,200
360,000	[2,3]	Zenith Bank Ltd., Series 144A, 6.250%, 04/22/2019	361,350
		TOTAL	23,831,734
		Beverage & Tobacco—0.2%
500,000		Ajecorp BV, Series REGS, 6.500%, 05/14/2022	457,750
300,000	[2,3]	Corp Lindley SA, Series 144A, 4.625%, 04/12/2023	290,250
325,000	[2,3]	Corp Lindley SA, Series 144A, 6.750%, 11/23/2021	357,500
		TOTAL	1,105,500
		Broadcast Radio & TV—0.3%
125,000		Grupo Televisa SA, 6.625%, 03/18/2025	152,098
680,000		Grupo Televisa SA, Sr. Note, 8.500%, 03/11/2032	934,803
450,000		Grupo Televisa SA, Sr. Unsecd. Note, 5.000%, 05/13/2045	446,800
400,000		TV Azteca SA de CV, Series REGS, 7.500%, 05/25/2018	422,000
		TOTAL	1,955,701
		Building & Development—0.1%
400,000	[2,3]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 09/29/2049	406,000
470,000	[2,3]	Odebrecht SA, Series 144A, 5.250%, 6/27/2029	459,425
		TOTAL	865,425
		Building Materials—0.3%
775,000		Cemex SA de CV, Series REGS, 5.233%, 09/30/2015	796,661
500,000	[2,3]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	527,500
250,000		West China Cement Ltd., Series REGS, 7.500%, 01/25/2016	260,625
		TOTAL	1,584,786
		Chemicals—0.2%
1,096,000		Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	1,006,950
		Chemicals & Plastics—0.3%
400,000		Alpek SA de CV, Series REGS, 4.500%, 11/20/2022	400,000
475,000	[2,3]	Groupe Office Cherifien des Phosphates SA, Series 144A, 6.875%, 04/25/2044	514,283
550,000	[2,3]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	573,485
200,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 05/21/2020	206,000
		TOTAL	1,693,768
		Communications - Cable & Satellite—0.5%
1,400,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	1,420,807
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,694,752
		TOTAL	3,115,559
		Communications - Media & Entertainment—0.7%
1,400,000		Time Warner, Inc., Company Guarantee, 6.250%, 03/29/2041	1,656,728
1,400,000		Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	1,561,297

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$1,400,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	$1,436,989
		TOTAL	4,655,014
		Communications - Telecom Wirelines—0.1%
700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	875,844
		Communications Equipment—0.2%
1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	1,008,140
		Conglomerates—0.1%
400,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.000%, 05/29/2049	430,460
		Consumer Non-Cyclical - Food/Beverage—0.1%
924,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	895,764
		Consumer Non-Cyclical - Tobacco—0.1%
680,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	838,894
		Consumer Products—0.1%
180,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 05/10/2023	168,323
550,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 05/10/2043	499,851
		TOTAL	668,174
		Energy - Midstream—0.3%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,584,552
		Energy - Oil Field Services—0.3%
1,400,000		Weatherford International Ltd., 7.000%, 03/15/2038	1,660,432
		Farming & Agriculture—0.1%
1,000,000	[2,3]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 05/24/2023	947,700
		Finance—0.1%
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 05/18/2021	325,500
		Financial Institution - Banking—0.8%
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	174,191
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	1,823,238
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	815,362
650,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	879,425
400,000		Morgan Stanley, Sr. Unsecd. Note, 2.500%, 01/24/2019	400,514
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	542,457
475,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	474,324
		TOTAL	5,109,511
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	554,368
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	423,041
		TOTAL	977,409
		Financial Institution - Finance Companies—0.0%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	103,125
		Financial Institution - Insurance - P&C—0.2%
800,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	798,788
500,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	774,507
		TOTAL	1,573,295
		Financial Intermediaries—0.3%
400,000		ADIB Capital Invest 1 Ltd, 6.375%, 10/29/2049	412,500
150,000	[2,3]	Banco Santander, SA, Series 144A, 4.125%, 11/09/2022	151,125
350,000		Banco Santander, SA, Series REGS, 4.125%, 11/09/2022	352,625
450,000	[2,3]	Cimpor Financial Operati, Series 144A, 5.750%, 07/17/2024	436,500
200,000	[2,3]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	219,040

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Intermediaries—continued
$300,000	[2,3]	Trust F/1401, Series 144A, 5.250%, 12/15/2024	$312,750
		TOTAL	1,884,540
		Food Products—0.4%
200,000		Cosan Luxembourg SA, Series REGS, 5.000%, 03/14/2023	192,500
170,000		Gruma SAB De CV, Series REGS, 7.750%, 12/29/2049	174,250
520,000	[2,3]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	544,700
300,000		JBS Finance II Ltd., Sr. Unsecd. Note, Series REGS, 8.250%, 01/29/2018	315,750
450,000	[2,3]	JBS Investments GmbH, Series 144A, 7.750%, 10/28/2020	480,375
1,000,000		Minerva Luxembourg SA, Sr. Unsecd. Note, Series REGS, 7.750%, 01/31/2023	1,020,500
		TOTAL	2,728,075
		Forest Products—0.0%
200,000	[2,3]	Klabin Finance SA, Series 144A, 5.250%, 07/16/2024	196,060
		Government Agency—0.1%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 07/12/2020	531,875
		Marine—0.0%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	124,142
		Metals & Mining—1.3%
611,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	590,539
930,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	1,027,046
500,000		CSN Resources SA, Series REGS, 6.500%, 07/21/2020	513,500
200,000	[2,3]	Codelco, Inc., Series 144A, 3.000%, 07/17/2022	192,469
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	192,469
600,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.500%, 04/22/2020	554,292
200,000	[2,3]	Fresnillo PLC, Series 144A, 5.500%, 11/13/2023	208,940
600,000		Nord Gold NV, Series REGS, 6.375%, 05/07/2018	580,500
550,000		OAO TMK, Series REGS, 6.750%, 04/03/2020	497,750
1,800,000	[2,3]	Polyus Gold International, Ltd., Series 144A, 5.625%, 04/29/2020	1,737,000
600,000	[2,3]	Samarco Mineracao SA, Series 144A, 5.750%, 10/24/2023	618,300
300,000	[2,3]	Samarco Mineracao SA, Sr. Unsecd. Note, Series 144A, 5.375%, 09/26/2024	297,060
250,000	[2,3]	Tupy SA, Series 144A, 6.625%, 07/17/2024	255,625
610,000		Vale Overseas Ltd., 6.875%, 11/21/2036	690,825
		TOTAL	7,956,315
		Mortgage Banks—0.1%
300,000	[2,3]	Credito Real, S.A. de C.V., Series 144A, 7.500%, 03/13/2019	321,750
		Oil & Gas—3.6%
400,000	[2,3]	Afren PLC, Series 144A, 6.625%, 12/09/2020	383,000
200,000		Afren PLC, Series REGS, 11.500%, 02/01/2016	211,261
500,000	[2,3]	Alliance Oil Co. Ltd., Series 144A, 7.000%, 05/04/2020	417,500
1,000,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,015,783
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	321,921
900,000	[2,3]	Gazprom Neft, Series 144A, 6.000%, 11/27/2023	855,092
1,100,000		Gazprom Via Gaz Capital SA, Series REGS, 9.250%, 04/23/2019	1,263,693
250,000	[2,3]	Gazprom, Series 144A, 4.950%, 07/19/2022	234,375
400,000	[2,3]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.000%, 11/15/2020	446,500
300,000	[2,3]	KazMunaiGaz Finance Sub BV, Company Guarantee, Series 144A, 6.375%, 04/09/2021	324,810
200,000		KazMunaiGaz Finance Sub BV, Company Guarantee, Series REGS, 11.750%, 01/23/2015	206,340
500,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 04/09/2021	541,350
600,000	[2,3]	Kazmunaygas National Co., Series 144A, 4.400%, 04/30/2023	578,220
225,000		Mie Holdings Corp., Series EMTN, 6.875%, 02/06/2018	230,344

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$488,050		Odbrcht Offshore Drillin, Series REGS, 6.625%, 10/01/2022	$505,132
262,500		Odebrecht Drill VIII/IX, Series REGS, 6.350%, 06/30/2021	271,425
1,030,000	[2,3]	PTT Exploration and Production, Series 144A, 4.875%, 12/29/2049	1,042,875
300,000	[2,3]	Pacific Rubiales, Series 144A, 5.125%, 03/28/2023	288,090
500,000	[2,3]	Pacific Rubiales, Series 144A, 5.375%, 01/26/2019	508,125
1,400,000	[2,3]	Pacific Rubiales, Series 144A, 5.625%, 01/19/2025	1,348,830
150,000		Pacific Rubiales, Series REGS, 7.250%, 12/12/2021	163,875
200,000	[2,3]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.250%, 12/12/2021	218,500
351,000		Pertamina PT, Note, Series REGS, 5.250%, 05/23/2021	365,479
290,000	[2,3]	Pertamina PT, Series 144A, 4.300%, 05/20/2023	276,225
1,900,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	1,785,107
825,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	949,938
1,200,000		Petroleos de Venezuela, S.A., Series REGS, 5.500%, 04/12/2037	588,000
1,100,000		Petroleos de Venezuela, S.A., Unsecd. Note, Series REGS, 6.000%, 5/16/2024	575,850
103,000		Petroleos Mexicanos, 3.500%, 07/18/2018	107,068
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	174,255
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	221,100
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 05/03/2019	182,925
450,000	[2,3]	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	473,175
1,050,000	[2,3]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.375%, 01/23/2045	1,189,965
66,667		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.000%, 05/08/2022	72,167
600,000	[2,3]	Petroliam Nasional Berhd, Series 144A, 7.750%, 08/15/2015	635,175
500,000	[2,3]	Puma International Financing SA, Series 144A, 6.750%, 02/01/2021	515,125
364,080		QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.250%, 07/30/2018	379,553
280,000		Rosneft Oil Co., Series REGS, 4.199%, 03/06/2022	241,150
235,000	[2,3]	Sinopec Group Oversea 2013, Series 144A, 4.375%, 10/17/2023	242,993
300,000	[2,3]	Thai Oil PCL, Series 144A, 4.875%, 01/23/2043	283,904
300,000		Thai Oil PCL, Series REGS, 4.875%, 01/23/2043	283,904
300,000	[2,3]	Transport de Gas Peru, Series 144A, 4.250%, 04/30/2028	285,750
150,000	[2,3]	YPF Sociedad Anonima, Series 144A, 8.750%, 04/04/2024	153,375
790,000		YPF Sociedad Anonima, Series REGS, 8.750%, 04/04/2024	807,775
		TOTAL	22,166,999
		Real Estate—0.2%
550,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, 3.950%, 11/15/2022	516,073
600,000	[2,3]	Country Garden Holdings Co., Series 144A, 11.125%, 02/23/2018	650,280
200,000	[2,3]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.000%, 07/21/2020	222,750
		TOTAL	1,389,103
		State/Provincial—0.4%
1,700,000		Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	1,534,250
900,000		Provincia De Buenos Aires, Series REGS, 9.375%, 09/14/2018	801,000
		TOTAL	2,335,250
		Technology Services—0.1%
400,000	[2,3]	Samsung Electron America, Series 144A, 1.750%, 04/10/2017	401,458
		Telecommunications & Cellular—0.7%
400,000		America Movil S.A.B. de C.V., 3.125%, 07/16/2022	389,432
200,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.230%, 09/12/2016	202,333
275,000	[2,3]	Bharti Airtel International Netherlands BV, Series 144A, 5.350%, 05/20/2024	294,333
270,000		Bharti Airtel International Netherlands BV, Series REGs, 5.125%, 03/11/2023	285,217
450,000	[2,3]	Digicel Ltd., Series 144A, 6.000%, 04/15/2021	446,625

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$200,000		MTS International Funding Ltd., Series REGS, 8.625%, 06/22/2020	$213,000
365,000	[2,3]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 06/22/2020	388,725
400,000	[2,3]	Qtel International Finance Ltd., Series 144A, 3.250%, 02/21/2023	380,000
200,000		Qtel International Finance Ltd., Series REGS, 3.375%, 10/14/2016	207,500
775,000		Sistema JSFC, Series REGS, 6.950%, 05/17/2019	621,938
675,000	[2,3]	Vimpelcom, Series 144A, 5.950%, 02/13/2023	622,687
		TOTAL	4,051,790
		Transportation—0.1%
300,000	[2,3]	DP World Ltd., Series 144A, 6.850%, 07/02/2037	337,890
500,000	[2,3]	Topaz Marine SA, Series 144A, 8.625%, 11/01/2018	520,100
		TOTAL	857,990
		Utilities—1.2%
200,000	[2,3]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 01/12/2023	197,750
300,000		Abu Dhabi National Energy Co. PJSC, Series REGS, 2.500%, 01/12/2018	304,107
200,000	[2,3]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 06/01/2019	199,000
670,000	[2,3]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	817,400
200,000		Dubai Electricity & Water, Sr. Unsecd. Note, Series REGS, 7.375%, 10/21/2020	244,000
675,000	[2,3]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	702,776
700,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	751,100
800,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	914,198
200,000		Hrvatska Electroprivreda, Series REGS, 6.000%, 11/09/2017	210,744
650,000		Inkia Energy Ltd., Series REGS, 8.375%, 04/04/2021	719,225
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	551,250
200,000		Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	237,000
670,000	[2,3]	PT Perusahaan Gas Negara, Series 144A, 5.125%, 05/16/2024	673,350
450,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	574,875
250,000		Power Sector Assets & Liabilities Management Corp., Series REGS, 7.250%, 05/27/2019	297,500
		TOTAL	7,394,275
		TOTAL CORPORATE BONDS (IDENTIFIED COST $110,015,513)	111,800,557
		FOREIGN GOVERNMENTS/AGENCIES—5.4%
		Banking—0.2%
1,365,000		African Export-Import Bank, Series EMTN, 5.750%, 07/27/2016	1,433,004
		Sovereign—5.2%
300,000	[2,3]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 09/30/2020	310,500
400,000	[2,3]	Bahrain, Government of, Series 144A, 6.125%, 08/01/2023	447,000
450,000		Bahrain, Government of, Series REGS, 5.500%, 03/31/2020	487,125
950,000	[2,3]	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 6.000%, 09/19/2044	957,125
200,000		Central Bank of Nigeria, Note, Series REGS, 6.750%, 01/28/2021	217,540
250,000		Chile, Government of, 3.625%, 10/30/2042	218,750
300,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 07/12/2021	317,250
800,000	[2,3]	Croatia, Government of, Series 144A, 6.000%, 01/26/2024	853,000
1,200,000		Croatia, Government of, Series REGS, 6.000%, 01/26/2024	1,279,500
700,000		Croatia, Government of, Sr. Unsecd. Note, Series REGS, 6.250%, 04/27/2017	743,750
250,000	[2,3]	Dominican Republic, Government of, Series 144A, 5.875%, 04/18/2024	257,500
500,000		Dubai, Government of, Series EMTN, 5.250%, 01/30/2043	465,000
300,000		Ecuador, Government of, Unsecd. Note, Series REGS, 9.375%, 12/15/2015	315,000
1,060,000		Egypt, Government of, Note, Series REGS, 6.875%, 04/30/2040	1,054,700
205,000		El Salvador, Government of, Sr. Unsecd. Note, Series REGS, 5.875%, 01/30/2025	201,413
855,000	[2,3]	El Salvador, Government of, Series 144A, 6.375%, 01/18/2027	855,000

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
200,000	[2,3]	Gabonese Republic, Series 144A, 6.375%, 12/12/2024	$213,000
400,000	[2,3]	Georgia, Government of, Series 144A, 7.750%, 07/05/2017	428,704
156,000		Hungary, Government of, 4.125%, 02/19/2018	161,168
350,000		Hungary, Government of, 5.750%, 11/22/2023	379,313
1,766,000		Hungary, Government of, 6.375%, 03/29/2021	1,982,335
335,000		Hungary, Government of, Unsecd. Note, 6.250%, 01/29/2020	372,269
480,000	[2,3]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	446,400
1,000,000	[2,3]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.350%, 09/10/2024	972,500
200,000	[2,3]	Kenya, Government of, Series 144A, 5.875%, 06/24/2019	205,750
1,105,000	[2,3]	Kenya, Government of, Series 144A, 6.875%, 06/24/2024	1,163,012
300,000	[2,3]	Kingdom of Morocco, Series 144A, 4.250%, 12/11/2022	297,810
400,000		Kingdom of Morocco, Series REGS, 4.250%, 12/11/2022	397,080
630,000		Mexico, Government of, Sr. Unsecd. Note, Series EMTN, 5.950%, 03/19/2019	719,145
200,000	[2,3]	Mongolia International B, Series 144A, 4.125%, 01/05/2018	188,000
200,000	[2,3]	Pakistan, Government of, Series 144A, 7.250%, 04/15/2019	201,750
500,000	[2,3]	Paraguay, Government of, Series 144A, 6.100%, 08/11/2044	527,500
450,000		Peru, Government of, Bond, 7.350%, 07/21/2025	586,125
600,000		Philippines, Government of, 6.375%, 01/15/2032	745,500
350,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	441,000
200,000		Qatar, Govenrment of, Series REGS, 3.125%, 01/20/2017	208,500
700,000	[2,3]	Qatar, Government of, Series 144A, 6.400%, 01/20/2040	868,875
200,000		Republic of Ghana, Series REGS, 7.875%, 08/07/2023	200,500
445,000		Republic of Ghana, Unsecd. Note, Series REGS, 8.500%, 10/04/2017	477,263
800,000		Republic of Indonesia, Series REGS, 5.875%, 03/13/2020	877,000
600,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 07/15/2019	705,000
300,000	[2,3]	Republic of Serbia, Series 144A, 5.875%, 12/03/2018	312,750
600,000	[2,3]	Republic of Serbia, Series 144A, 7.250%, 09/28/2021	669,378
90,000	[2,3]	Romania, Government of, Series 144A, 4.875%, 01/22/2024	95,400
300,000	[2,3]	Sri Lanka, Government of, Series 144A, 6.000%, 01/14/2019	316,500
400,000	[2,3]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	423,000
1,700,000		Turkey, Government of, 7.000%, 09/26/2016	1,858,508
300,000		Turkey, Government of, Bond, 5.625%, 03/30/2021	318,750
1,150,000		Turkey, Government of, Note, 7.375%, 02/05/2025	1,365,625
815,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.500%, 04/17/2023	682,725
500,000		United Mexican States, Note, 5.125%, 01/15/2020	555,000
1,000,000		United Mexican States, Sr. Unsecd. Note, 3.625%, 03/15/2022	1,016,500
2,500,000		Venezuela, Government of, Sr. Unsecd. Note, Series REGS, 6.000%, 12/09/2020	1,543,750
		TOTAL	31,903,538
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $33,174,852)	33,336,542
		MORTGAGE-BACKED SECURITIES—3.2%
		Federal Home Loan Mortgage Corporation—1.6%
$717,955		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/01/2040	735,960
710,119		Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/01/2043	725,486
3,604,189		Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 01/01/2044	3,797,045
1,571,060		Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 01/01/2044	1,655,372
22,999		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	24,605
1,372,406		Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 07/01/2043	1,445,842
326,042		Federal Home Loan Mortgage Corp. Pool Q20332, 3.500%, 30 Year, 07/01/2043	333,098

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$643,916		Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 09/01/2043	$678,371
		TOTAL	9,395,779
		Federal National Mortgage Association—1.6%
1,728,377		Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 01/01/2041	1,881,233
77,256		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	79,144
965,194		Federal National Mortgage Association Pool AP0456, 2.500%, 15 Year, 07/01/2027	974,507
439,626		Federal National Mortgage Association Pool AQ2962, 2.500%, 15 Year, 12/01/2027	443,593
1,973,081		Federal National Mortgage Association Pool AS2979, 3.000%, 15 Year, 08/01/2029	2,037,206
1,966,518		Federal National Mortgage Association Pool AW2446, 3.500%, 30 Year, 05/01/2044	2,012,125
981,692		Federal National Mortgage Association Pool MA1964, 3.500%, 15 Year, 07/01/2029	1,033,116
1,500,000		Federal National Mortgage Association, 3.000%, 30 Year, 10/01/2044	1,478,657
		TOTAL	9,939,581
		Government National Mortgage Association—0.0%
16,412		Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	19,243
8,560		Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	10,084
22,982		Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	26,479
32,337		Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	37,178
		TOTAL	92,984
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,345,536)	19,428,344
		U.S. TREASURY—2.8%
634,260	[4]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 07/15/2021	647,329
4,350,000	[4,5]	United States Treasury Bill, 0.020%, 10/16/2014	4,349,982
2,650,000	[4,5]	United States Treasury Bill, 0.025%, 11/20/2014	2,649,944
4,880,000	[4,5]	United States Treasury Bill, 0.025%, 11/6/2014	4,879,926
4,800,000	[4,5]	United States Treasury Bill, 0.030%, 11/28/2014	4,799,884
		TOTAL U.S. TREASURY (IDENTIFIED COST $17,374,695)	17,327,065
		INVESTMENT COMPANY—25.5%
22,732,064	[6]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $155,452,499)	157,078,561
		REPURCHASE AGREEMENT—2.1%
13,086,000		Interest in $850,000,000 joint repurchase agreement 0.01%, dated 9/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $850,000,236 on 10/1/2014. The securities provided as collateral at the end of the period held with The BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $873,724,547. (AT COST)	13,086,000
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $594,555,484)[7]	614,410,409
		OTHER ASSETS AND LIABILITIES - NET—0.1%[8]	615,989
		TOTAL NET ASSETS—100%	$615,026,398

At September 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 Long Futures	715	$351,333,125	December 2014	$(4,855,386)
[1]United States Treasury Note 2-Year Long Futures	120	$26,261,250	December 2014	$(2,068)
[1]United States Treasury Bond Long Short Futures	58	$7,998,563	December 2014	$62,932
[1]United States Treasury Bond Ultra Short Futures	85	$12,962,500	December 2014	$57,089
[1]United States Treasury Note 5-Year Short Futures	281	$33,230,445	December 2014	$17,348
[1]United States Treasury Note 10-Year Short Futures	216	$26,922,375	December 2014	$123,483
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,596,602)
The average notional value of long and short futures contracts held by the Fund throughout the period was $290,181,255 and $55,277,377, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,172 and $1,507, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options contracts held by the Fund throughout the period was $696. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $75,317,589, which represented 12.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2014, these liquid restricted securities amounted to $75,317,589, which represented 12.2% of total net assets.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated holding.
7	At September 30, 2014, the cost of investments for federal tax purposes was $594,908,987. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $19,501,422. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,146,562 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,645,140.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include: With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts; Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$85,606,540	$—	$—	$85,606,540
International	82,711,372	—	—	82,711,372
Preferred Stocks
Domestic	38,188,584	42,581,136	—	80,769,720
International	3,232,996	—	—	3,232,996
Debt Securities:
Asset-Backed Security	—	225,848	—	225,848
Adjustable Rate Mortgage	—	18,100	—	18,100
Collateralized Mortgage Obligations	—	8,746,698	—	8,746,698
Commercial Mortgage-Backed Security	—	1,042,066	—	1,042,066
Corporate Bonds	—	111,800,557	—	111,800,557
Foreign Governments/Agencies	—	33,336,542	—	33,336,542
Mortgage-Backed Securities	—	19,428,344	—	19,428,344
U.S. Treasury	—	17,327,065	—	17,327,065
Investment Company	157,078,561	—	—	157,078,561
Repurchase Agreement	—	13,086,000	—	13,086,000
TOTAL SECURITIES	$366,818,053	$247,592,356	$—	$614,410,409
OTHER FINANCIAL INSTRUMENTS*	$(4,596,602)	$—	$—	$(4,596,602)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
14
Federated Prime Money Fund II
Portfolio of Investments
September 30, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.5%
		Finance - Automotive—1.2%
$1,650,961	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A1, 0.250%, 8/20/2015	$1,650,961
		Finance - Equipment—0.3%
472,362	[1,2]	GE Equipment Small Ticket LLC Series 2014-1, Class A1, 0.250%, 4/24/2015	472,362
		TOTAL ASSET-BACKED SECURITIES	2,123,323
		BANK NOTE—2.2%
		Finance - Banking—2.2%
3,000,000		Bank of America N.A., 0.210%, 10/20/2014	3,000,000
		CERTIFICATES OF DEPOSIT—22.4%
		Finance - Banking—22.4%
3,000,000	[3]	Bank of Montreal, 0.226%, 10/6/2014	3,000,000
3,000,000		Bank of Nova Scotia, Toronto, 0.250%, 2/11/2015	3,000,000
1,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	999,965
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.315%, 10/24/2014	2,000,000
500,000		Citizens Bank, N.A., Providence, 0.320%, 10/30/2014	500,000
2,000,000		Credit Agricole Corporate and Investment Bank, 0.250%, 11/3/2014	2,000,000
1,000,000		Credit Suisse, Zurich, 0.220%, 12/18/2014	1,000,000
4,000,000		Mizuho Bank Ltd., 0.200%, 12/15/2014	4,000,000
1,000,000		Natixis, 0.210%, 11/4/2014	1,000,000
900,000	[3]	Natixis, 0.264%, 10/10/2014	900,000
1,000,000	[3]	Royal Bank of Canada, Montreal, 0.195%, 10/9/2014	1,000,000
2,000,000	[3]	Royal Bank of Canada, Montreal, 0.232%, 10/27/2014	2,000,000
2,000,000		Societe Generale, Paris, 0.220%, 10/31/2014	2,000,000
6,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 11/3/2014 - 1/20/2015	6,000,000
2,000,000		Toronto Dominion Bank, 0.350%, 9/10/2015	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	31,399,965
		COMMERCIAL PAPER—28.3%[4]
		Aerospace/Auto—0.8%
454,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.260%, 10/24/2014	453,925
690,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.260%, 10/7/2014	689,970
		TOTAL	1,143,895
		Container/Packaging—0.5%
675,000	[1,2]	Bemis Co., Inc., 0.260%, 10/20/2014	674,907
		Finance - Banking—15.7%
4,000,000		BNP Paribas Finance, Inc., 0.220%, 10/6/2014	3,999,878
2,000,000		Barclays US Funding Corp., 0.250%—0.260%, 12/15/2014 - 12/17/2014	1,998,923
7,000,000		ING (U.S.) Funding LLC, 0.210%, 10/10/2014 - 10/16/2014	6,999,563
2,000,000	[1,2]	LMA-Americas LLC, 0.240%, 10/8/2014 - 11/12/2014	1,999,673
4,000,000	[1,2]	Nationwide Building Society, 0.220%, 12/2/2014	3,998,484
1,000,000		PNC Bank, N.A., 0.310%, 1/13/2015	1,000,000
2,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.210%, 10/31/2014	1,999,650
		TOTAL	21,996,171
		Finance - Commercial—4.8%
3,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.220%, 11/3/2014	2,999,396
750,000	[1,2]	CIESCO, LLC, 0.240%, 2/17/2015	749,305
3,000,000	[1,2]	Versailles Commercial Paper LLC, 0.230%, 1/5/2015	2,998,160
		TOTAL	6,746,861
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Retail—5.7%
$3,000,000	[1,2]	CAFCO, LLC, 0.220%, 11/5/2014	$2,999,359
1,000,000	[1,2]	Chariot Funding LLC, 0.210%, 11/6/2014	999,790
4,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.281%, 10/20/2014 - 11/19/2014	3,998,942
		TOTAL	7,998,091
		Oil & Oil Finance—0.5%
685,000	[1,2]	Enbridge (U.S.), Inc., (GTD by Enbridge, Inc.), 0.300%, 10/23/2014	684,874
		Telecommunications—0.3%
362,000	[1,2]	NBCUniversal Enterprise, Inc., (GTD by Comcast Corp.), 0.250%, 10/3/2014	361,995
		TOTAL COMMERCIAL PAPER	39,606,794
		CORPORATE BONDS—2.2%
		Finance - Banking—1.5%
1,000,000		Bank of America Corp., 5.000%, 1/15/2015	1,013,115
1,000,000		Bank of America Corp., 5.125%, 11/15/2014	1,005,916
		TOTAL	2,019,031
		Insurance—0.7%
1,000,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	1,004,514
		TOTAL CORPORATE BONDS	3,023,545
		NOTES - VARIABLE—7.6%[3]
		Aerospace/Auto—4.3%
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.353%, 10/17/2014	2,000,000
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.233%, 10/8/2014	2,000,000
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.234%, 12/10/2014	2,000,000
		TOTAL	6,000,000
		Finance - Banking—2.4%
3,225,000		Connecticut HEFA, Series D Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.150%, 10/2/2014	3,225,000
210,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003—B, (Fulton Bank, N.A. LOC), 1.200%, 10/2/2014	210,000
		TOTAL	3,435,000
		Metals—0.5%
750,000		St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.200%, 10/1/2014	749,999
		Municipal—0.4%
500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.280%, 10/1/2014	500,000
		TOTAL NOTES—VARIABLE	10,684,999
		OTHER REPURCHASE AGREEMENTS—25.0%
		Finance - Banking—25.0%
2,900,000		BNP Paribas Securities Corp., 0.335%—0.436%, 10/1/2014 - 10/30/2014, interest in $425,000,000 collateralized loan agreement, dated 8/1/2014 – 9/30/2014, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and U.S. Government Agency securities with a market value of $433,577,358 have been received as collateral and held with BNY Mellon as tri-party agent.	2,900,000
4,000,000		Barclays Capital, Inc., 0.152%—0.203%, 10/14/2014 - 10/23/2014, interest in $450,000,000 collateralized loan agreement, dated 8/15/2014 – 9/23/2014, in which U.S. Government Agency securities with a market value of $463,285,740 have been received as collateral and held with BNY Mellon as tri-party agent.	4,000,000
6,500,000		Citigroup Global Markets, Inc., 0.537%, 10/1/2014, interest in $120,000,000 collateralized loan agreement, dated 9/30/2014, in which asset-backed securities with a market value of $122,401,802 have been received as collateral and held with BNY Mellon as tri-party agent.	6,500,000
5,800,000		Credit Suisse Securities (USA) LLC, 0.132%—0.162%, 10/1/2014, interest in $325,000,000 collateralized loan agreement, dated 9/30/2014, in which exchange-traded fund and mutual funds with a market value of $331,523,660 have been received as collateral and held with JP Morgan Chase as tri-party agent.	5,800,000
5,000,000		J.P. Morgan Securities LLC, 0.314%, 10/1/2014, interest in $250,000,000 collateralized loan agreement, dated 6/30/2014, in which asset-backed securities with a market value of $255,202,048 have been received as collateral and held with JP Morgan Chase as tri-party agent.	5,000,000
1,900,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.335%, 10/1/2014, interest in $205,000,000 collateralized loan agreement, dated 9/30/2014, in which asset-backed securities, corporate bonds, medium term notes, municipal bonds, collateralized mortgage obligations and U.S. Government Agency securities with a market value of $209,101,917 have been received as collateral and held with BNY Mellon as tri-party agent.	1,900,000
2

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$4,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 10/24/2014, interest in $200,000,000 collateralized loan agreement, dated 9/26/2014, in which asset-backed securities, common stocks, corporate bonds, exchange-traded funds securities, medium term notes, municipal bonds and mutual funds with a market value of $204,007,145 have been received as collateral and held with BNY Mellon as tri-party agent.	$4,000,000
2,000,000	Mizuho Securities USA, Inc., 1.156%, 12/12/2014, interest in $127,000,000 collateralized loan agreement, dated 9/15/2014, in which U.S. Government securities and a U.S. Treasury security with a market value of $129,605,687 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
3,000,000	Wells Fargo Securities, LLC, 0.456%, 10/21/2014, interest in $200,000,000 collateralized loan agreement, dated 7/21/2014, in which asset-backed securities and collateralized mortgage obligations with a market value of $204,183,600 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	35,100,000
	REPURCHASE AGREEMENT—10.9%
15,335,000	Interest in $2,250,000,000 joint repurchase agreement 0.02%, dated 9/30/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,250,001,250 on 10/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/25/2044 and the market value of those underlying securities was $2,298,576,547. (AT COST)	15,335,000
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	140,273,626
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(91,735)
	TOTAL NET ASSETS—100%	$140,181,891
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $26,736,617, which represented 19.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2014, these liquid restricted securities amounted to $26,736,617, which represented 19.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Fund's Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
4
Federated Quality Bond Fund II
Portfolio of Investments
September 30, 2014 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.9%
		Basic Industry - Chemicals—1.8%
$640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$664,050
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	422,998
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	900,693
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,462,435
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,028,873
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	127,604
		TOTAL	4,606,653
		Basic Industry - Metals & Mining—5.4%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,069,108
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	916,614
750,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	764,795
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	104,111
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	610,167
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	966,513
660,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.00%, 2/25/2017	684,684
300,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.75%, 8/5/2020	314,250
80,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.25%, 3/1/2041	81,200
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	236,516
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	919,331
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,056,975
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	626,500
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	292,229
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	432,357
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,236,079
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	504,107
1,570,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,520,592
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,625,932
		TOTAL	13,962,060
		Basic Industry - Paper—0.6%
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	500,500
200,000		Westvaco Corp., 7.65%, 3/15/2027	222,145
700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	784,191
		TOTAL	1,506,836
		Capital Goods - Aerospace & Defense—0.9%
1,619,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,736,378
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	323,781
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	304,957
		TOTAL	2,365,116
		Capital Goods - Building Materials—0.5%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	716,100
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	191,185
341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	402,306
		TOTAL	1,309,591
		Capital Goods - Construction Machinery—0.4%
1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,122,671
1

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—1.4%
$450,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	$445,618
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,123,375
1,190,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,311,266
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	837,200
		TOTAL	3,717,459
		Capital Goods - Packaging—0.2%
470,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	480,089
		Communications - Cable & Satellite—2.8%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,208,933
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,149,013
2,000,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	2,225,630
600,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	677,901
800,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	1,066,561
		TOTAL	7,328,038
		Communications - Media & Entertainment—2.1%
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	207,516
300,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	300,016
750,000		CBS Corp., 3.70%, 8/15/2024	742,385
420,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	417,014
1,679,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,686,992
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	604,894
390,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	373,577
250,000		Viacom, Inc., 2.50%, 9/1/2018	253,423
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	923,779
		TOTAL	5,509,596
		Communications - Telecom Wireless—3.0%
780,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	759,392
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,066,284
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,608,568
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	762,969
620,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	648,261
		TOTAL	7,845,474
		Communications - Telecom Wirelines—2.5%
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	493,788
1,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,075,000
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,172,058
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	753,656
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	317,656
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	619,703
1,735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,920,397
		TOTAL	6,352,258
		Consumer Cyclical - Automotive—3.9%
1,300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,346,219
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	699,950
1,650,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,666,777
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	877,893
460,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	473,327
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	922,916
480,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	531,065
1,600,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,657,594
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	$777,383
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,027,646
		TOTAL	9,980,770
		Consumer Cyclical - Leisure—0.4%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,112,284
		Consumer Cyclical - Lodging—0.3%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	489,938
275,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	268,154
		TOTAL	758,092
		Consumer Cyclical - Retailers—1.5%
1,100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	1,151,028
450,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	441,613
500,000		O'Reilly Automotive, Inc., 4.625%, 9/15/2021	544,235
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	404,184
1,300,000		Wal-Mart Stores, Inc., 2.55%, 4/11/2023	1,250,194
		TOTAL	3,791,254
		Consumer Cyclical - Services—0.6%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	315,866
350,000		Expedia, Inc., 4.50%, 8/15/2024	347,668
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	394,692
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	454,631
		TOTAL	1,512,857
		Consumer Non-Cyclical - Food/Beverage—3.3%
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	981,603
1,020,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	980,280
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	494,725
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	691,350
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,978,728
1,000,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	1,026,895
1,000,000		PepsiCo, Inc., Series FXD, 2.25%, 1/7/2019	1,010,449
250,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	251,430
600,000		Tyson Foods, Inc., 3.95%, 8/15/2024	602,417
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	504,336
		TOTAL	8,522,213
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	308,656
		Consumer Non-Cyclical - Supermarkets—0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	784,428
		Consumer Non-Cyclical - Tobacco—0.3%
400,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	409,084
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	444,120
		TOTAL	853,204
		Energy - Independent—1.2%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	590,700
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	232,915
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,161,700
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	884,400
20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	20,388
175,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	184,013
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$70,827	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	$71,157
		TOTAL	3,145,273
		Energy - Integrated—2.7%
1,300,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,276,872
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,037,065
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	638,678
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	601,392
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,413,495
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	916,042
1,000,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,014,900
		TOTAL	6,898,444
		Energy - Midstream—2.2%
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	591,800
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	467,806
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	315,513
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,763,286
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	514,485
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,234,342
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	354,304
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	398,480
		TOTAL	5,640,016
		Energy - Oil Field Services—0.7%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	307,086
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	476,893
1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,125,955
		TOTAL	1,909,934
		Energy - Refining—0.6%
275,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	269,823
215,000		Valero Energy Corp., 7.50%, 4/15/2032	276,409
240,000		Valero Energy Corp., 9.375%, 3/15/2019	308,976
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	760,504
		TOTAL	1,615,712
		Financial Institution - Banking—18.9%
500,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	500,056
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,246,338
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	501,169
1,000,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	998,822
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	1,649,911
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	918,722
975,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	972,637
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	996,591
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	593,953
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 3.25%, 9/11/2024	541,296
700,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	694,882
700,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	689,587
700,000		Capital One Bank, Sr. Unsecd. Note, 2.40%, 9/5/2019	693,629
620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	618,483
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	339,008
2,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	2,833,382
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	682,312
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	$161,115
735,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	973,292
910,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	913,118
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	534,678
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,096,546
200,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	198,484
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 2.75%, 9/29/2019	400,148
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,088,171
1,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	2,309,435
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,835,126
600,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	597,656
250,000		JP Morgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	249,303
1,000,000		JP Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,073,343
2,000,000		JP Morgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,918,498
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	407,373
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	254,437
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,543,700
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	645,110
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	563,371
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,103,804
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,304,081
1,000,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	998,577
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,259,907
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	436,319
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.884%, 3/29/2049	1,473,750
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,438,738
530,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	532,654
1,320,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/1/2018	1,489,294
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,312,211
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,262,748
		TOTAL	48,845,765
		Financial Institution - Broker/Asset Mgr/Exchange—2.1%
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	540,985
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	186,401
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	370,969
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	108,861
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	388,614
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	895,936
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	443,494
835,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	977,196
690,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	714,150
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	94,342
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	217,912
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	299,789
190,000		Stifel Financial Corp., 4.25%, 7/18/2024	191,519
		TOTAL	5,430,168
		Financial Institution - Finance Companies—5.4%
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,554,008
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	578,781
1,487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	1,497,376
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	$1,655,778
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	1,655,063
2,900,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	2,873,961
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	412,500
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,526,248
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,046,560
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,078,629
		TOTAL	13,878,904
		Financial Institution - Insurance - Life—5.5%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	976,487
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	774,690
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,268,173
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	832,846
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,188,635
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	637,697
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	306,341
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,968,072
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,545,095
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	486,294
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	309,584
400,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	397,792
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,118,339
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	331,335
		TOTAL	14,141,380
		Financial Institution - Insurance - P&C—2.6%
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	300,014
330,000		CNA Financial Corp., 6.50%, 8/15/2016	362,560
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	753,985
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	776,644
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,279,061
500,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	499,243
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,549,013
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,128,750
		TOTAL	6,649,270
		Financial Institution - REIT - Apartment—0.6%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	642,202
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	536,384
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	321,243
		TOTAL	1,499,829
		Financial Institution - REIT - Healthcare—0.6%
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,111,863
500,000		Healthcare Trust of America, 3.70%, 4/15/2023	488,209
		TOTAL	1,600,072
		Financial Institution - REIT - Office—1.7%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	473,236
680,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	683,675
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,384,258
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,852,911
		TOTAL	4,394,080
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—1.1%
$810,000		Liberty Property LP, 6.625%, 10/1/2017	$917,013
750,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	749,573
600,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	620,610
163,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	192,876
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	466,162
		TOTAL	2,946,234
		Financial Institution - REIT - Retail—0.8%
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	984,909
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	512,590
500,000		Simon Property Group LP, 6.125%, 5/30/2018	574,245
		TOTAL	2,071,744
		Municipal Services—1.1%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	950,758
1,805,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,915,195
		TOTAL	2,865,953
		Sovereign—0.6%
560,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	579,937
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	343,199
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	702,852
		TOTAL	1,625,988
		Technology—4.8%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	409,013
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	943,100
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	390,401
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	236,730
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	128,348
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,188,000
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	456,741
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	903,738
305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	305,618
1,370,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,567,824
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,087,716
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	700,156
300,000		Juniper Networks, Inc., Sr. Unsecd. Note, 4.50%, 3/15/2024	309,812
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	197,375
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	748,171
750,000		Oracle Corp., Sr. Unsecd. Note, Series Note, 2.80%, 7/8/2021	745,655
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	286,324
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	201,208
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	723,171
		TOTAL	12,529,101
		Transportation - Airlines—1.0%
171,433		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	190,085
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,494,823
		TOTAL	2,684,908
		Transportation - Railroads—1.4%
101,756		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	115,871
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,136,297
1,250,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,191,327
750,000		Union Pacific Corp., 2.95%, 1/15/2023	748,384
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$300,000		Union Pacific Corp., Sr. Unsecd. Note, 3.646%, 2/15/2024	$310,768
150,000		Union Pacific Corp., Sr. Unsecd. Note, 3.75%, 3/15/2024	156,421
		TOTAL	3,659,068
		Transportation - Services—1.9%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,929,737
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	602,998
1,120,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,178,376
625,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	656,576
425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	429,624
		TOTAL	4,797,311
		Utility - Electric—5.5%
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	860,535
1,219,303		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,304,655
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,041,150
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,307,916
550,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	567,878
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	548,984
220,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	242,680
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	259,285
664,978	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	716,351
1,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,025,002
900,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	895,497
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	370,379
1,090,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,162,369
235,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	237,096
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	449,224
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	256,550
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	856,264
81,305		Waterford 3 Funding Corp., 8.09%, 1/2/2017	81,339
		TOTAL	14,183,154
		Utility - Natural Gas—1.6%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,057,211
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,587,514
1,200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	1,211,834
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	306,585
		TOTAL	4,163,144
		TOTAL CORPORATE BONDS (IDENTIFIED COST $237,678,102)	250,905,051
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,658		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	2,004
		Federal National Mortgage Association—0.0%
129		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	148
		Government National Mortgage Association—0.1%
4,151		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	4,794
5,679		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	6,514
7,449		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	8,703
10,868		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	12,469
15,436		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	17,709
1,308		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	1,496
8

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$10,942		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	$12,828
3,341		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	3,854
6,848		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	8,067
22,982		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	26,479
19,308		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	22,199
39,216		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	45,105
1,715		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,014
5,912		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,124
		TOTAL	179,355
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $157,110)	181,507
		MUNICIPAL BOND—0.2%
		Municipal Services—0.2%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $410,000)	374,277
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	237,938
900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,011,375
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,123,067)	1,249,313
		COLLATERALIZED MORTGAGE OBLIGATION—0.6%
		Commercial Mortgage—0.6%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.572%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,556,932
		U.S. TREASURY—0.2%
		U.S. Treasury Note—0.2%
600,000		United States Treasury Note, 1.50%, 8/31/2018 (IDENTIFIED COST $601,428)	599,859
		REPURCHASE AGREEMENT—0.4%
1,125,000		Interest in $850,000,000 joint repurchase agreement 0.01%, dated 9/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $850,000,236 on 10/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $873,724,547. (AT COST)	1,125,000
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $242,583,027)[3]	255,991,939
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	2,885,837
		TOTAL NET ASSETS—100%	$258,877,776
At September 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 5-Year Long Futures	438	$51,796,922	December 2014	$(93,376)
5U.S. Treasury Long Bond Short Futures	275	$37,924,219	December 2014	$300,163
5U.S. Treasury Note 2-Year Short Futures	100	$21,884,375	December 2014	$3,228
5U.S. Treasury Note 10-Year Short Futures	305	$38,015,391	December 2014	$187,556
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$397,571
The average notional value of long and short futures contracts held by the Fund throughout the period was $60,397,611 and $105,425,270, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
9

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $49,395,234, which represented 19.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2014, these liquid restricted securities amounted to $47,951,615, which represented 18.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2014, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$ 1,000,000	$ 1,112,284
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 – 9/29/1999	$248,411	$331,335
3	At September 30, 2014, the cost of investments for federal tax purposes was $242,583,027. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $13,408,912. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,389,291 and net unrealized depreciation from investments for those securities having an excess of cost over value of $980,379.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
10

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$250,905,051	$—	$250,905,051
Mortgage-Backed Securities	—	181,507	—	181,507
Municipal Bonds	—	374,277	—	374,277
Foreign Government/Agencies	—	1,249,313	—	1,249,313
Collateralized Mortgage Obligation	—	1,556,932	—	1,556,932
U.S. Treasury	—	599,859	—	599,859
Repurchase Agreement	—	1,125,000	—	1,125,000
TOTAL SECURITIES	$—	$255,991,939	$—	255,991,939
OTHER FINANCIAL INSTRUMENTS*	$397,571	$—	$—	$397,571
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
11
Federated Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2014 (unaudited)
Principal Amount			Value
		U.S. TREASURY—14.6%
		U.S. Treasury Bonds—2.2%
$1,500,000		3.375%, 5/15/2044	$1,548,750
2,000,000		3.750%, 8/15/2041	2,219,321
370,000		7.500%, 11/15/2024	536,840
		TOTAL	4,304,911
		U.S. Treasury Notes—12.4%
8,500,000		0.500%, 8/31/2016	8,490,426
2,000,000		0.875%, 7/31/2019	1,916,699
2,000,000	[1]	1.500%, 8/31/2018	1,999,531
3,500,000	[2]	2.000%, 2/15/2023	3,397,461
2,000,000		2.375%, 8/15/2024	1,977,500
5,500,000	[2]	3.125%, 5/15/2021	5,829,975
		TOTAL	23,611,592
		TOTAL U.S. TREASURY (IDENTIFIED COST $27,460,542)	27,916,503
		GOVERNMENT AGENCIES—3.6%
		Federal Farm Credit System—0.7%
1,000,000		5.750%, 12/7/2028	1,263,424
		Federal Home Loan Bank System—0.8%
1,100,000		7.125%, 2/15/2030	1,544,381
		Federal Home Loan Mortgage Corporation—0.9%
1,500,000		5.625%, 11/23/2035	1,589,230
72,000		6.750%, 9/15/2029	102,332
		TOTAL	1,691,562
		Tennessee Valley Authority Bond—1.2%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,283,791
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,626,831)	6,783,158
		MORTGAGE-BACKED SECURITIES—51.9%
		Federal Home Loan Mortgage Corporation—19.2%
2,765,690		3.000%, 8/1/2043	2,733,820
6,143,010		3.500%, 4/1/2042 - 9/1/2043	6,284,195
6,227,261		4.000%, 12/1/2041 - 1/1/2042	6,566,313
7,633,600		4.500%, 6/1/2019 - 4/1/2041	8,218,529
4,021,726		5.000%, 7/1/2019 - 6/1/2040	4,411,797
4,868,422		5.500%, 12/1/2020 - 3/1/2040	5,437,299
1,518,053		6.000%, 4/1/2016 - 7/1/2037	1,710,678
249,371		6.500%, 6/1/2022 - 5/1/2031	284,520
657,338		7.000%, 12/1/2029 - 4/1/2032	765,750
77,232		7.500%, 12/1/2030 - 1/1/2031	92,032
10,492		8.500%, 5/1/2030	12,789
3,516		9.000%, 2/1/2025 - 5/1/2025	4,219
		TOTAL	36,521,941
		Federal National Mortgage Association—20.7%
4,000,000	[3]	3.000%, 10/1/2044	3,943,086
7,762,251		3.500%, 8/1/2042 - 9/1/2042	7,957,183
10,469,736		4.000%, 2/1/2041 - 4/1/2042	11,054,301
1

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$8,389,697		4.500%, 12/1/2019 - 2/1/2042	$9,080,338
2,049,455		5.000%, 7/1/2034 - 7/1/2040	2,268,445
1,540,261		5.500%, 11/1/2021 - 4/1/2036	1,718,958
2,513,564		6.000%, 4/1/2016 - 3/1/2038	2,822,557
205,299		6.500%, 6/1/2029 - 11/1/2035	235,460
303,919		7.000%, 3/1/2015 - 4/1/2032	353,608
13,524		7.500%, 8/1/2028 - 2/1/2030	15,969
14,218		8.000%, 7/1/2030	17,241
		TOTAL	39,467,146
		Government Agency—1.3%
2,513,812	[4,5]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	2,434,569
		Government National Mortgage Association—10.7%
7,779,431		3.500%, 6/15/2042	8,052,230
6,192,292		4.500%, 6/20/2039 - 8/20/2040	6,750,963
970,911		5.000%, 7/15/2034	1,075,472
715,757		5.500%, 5/20/2035	800,007
2,549,233		6.000%, 4/15/2032 - 7/20/2038	2,875,856
695,675		6.500%, 12/15/2023 - 5/15/2032	800,999
28,860		7.500%, 10/15/2029 - 3/20/2030	34,260
2,632		8.000%, 4/15/2030	3,151
2,707		9.500%, 11/15/2016	2,769
		TOTAL	20,395,707
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $94,260,288)	98,819,363
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.3%
		Non-Agency Mortgage-Backed Securities—5.3%
1,028,226		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,033,031
1,059,405		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	981,113
321,004		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	269,884
1,043,080	[4,5]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,025,560
2,392,166	[4,5]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,285,523
324,600		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	320,765
51,701		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	50,975
185,521		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	188,823
573,997		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	580,362
746,921		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	746,701
1,329,851	[4,5]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,360,827
1,434,989		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,264,219
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,492,188)	10,107,783
		COMMERCIAL MORTGAGE-BACKED SECURITIES—22.6%
		Agency Commercial Mortgage-Backed Securities—15.0%
2,000,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,041,740
4,000,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,128,882
2,628,179		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	2,754,697
3,516,964		FNMA REMIC 2013-M1 ASQ2,1.074%, 11/25/2016	3,518,329
2,662,710		FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	2,700,236
6,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,165,066
2,500,000	[4,5]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	2,481,110
2,750,000	[4,5]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	2,754,617
2

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$2,073,748		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	$2,090,921
		TOTAL	28,635,598
		Non-Agency Commercial Mortgage-Backed Securities—7.6%
2,464,570	[4,5]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,500,884
3,380,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,445,662
2,650,000	[4,5]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,741,976
2,251,327	[4,5]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,334,335
1,841,387	[4,5]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	1,873,784
1,500,000	[4,5]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,544,080
		TOTAL	14,440,721
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $42,643,222)	43,076,319
		REPURCHASE AGREEMENTS—8.9%
3,460,000		Interest in $850,000,000 joint repurchase agreement 0.01%, dated 9/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $850,000,236 on 10/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $873,724,547.	3,460,000
9,494,000		Interest in $850,000,000 joint repurchase agreement 0.01%, dated 9/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $850,000,236 on 10/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $873,724,547 (purchased with proceeds from securities lending collateral).	9,494,000
3,957,000	[6,7]	Interest in $300,000,000 joint repurchase agreement 0.07%, dated 9/11/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,019,250 on 10/14/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2064 and the market value of those underlying securities was $307,921,472.	3,957,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	16,911,000
		TOTAL INVESTMENTS—106.9% (IDENTIFIED COST $197,394,071)[8]	203,614,126
		OTHER ASSETS AND LIABILITIES - NET—(6.9)%[9]	(13,193,187)
		TOTAL NET ASSETS—100%	$190,420,939
At September 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[10]United States Treasury Note 2-Year Short Futures	45	$9,847,969	December 2014	$2,127
[10]United States Treasury Note 5-Year Short Futures	17	$2,010,383	December 2014	$5,274
[10]United States Treasury Note 10-Year Short Futures	40	$4,985,625	December 2014	$31,472
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$38,873
The average notional value of short futures contracts held by the Fund throughout the period was $14,782,001. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$9,227,436	$9,494,000
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $23,337,265, which represented 12.3% of total net assets.
3

5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2014, these liquid restricted securities amounted to $23,337,265, which represented 12.3% of total net assets.
6	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
7	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
8	At September 30, 2014, the cost of investments for federal tax purposes was $197,394,071. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $6,220,055. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,292,926 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,072,871.
9	Assets, other than investments in securities, less liabilities.
10	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$27,916,503	$—	$27,916,503
Government Agencies	—	6,783,158	—	6,783,158
Mortgage-Backed Securities	—	98,819,363	—	98,819,363
Collateralized Mortgage Obligations	—	10,107,783	—	10,107,783
Commercial Mortgage-Backed Securities	—	43,076,319	—	43,076,319
Repurchase Agreements	—	16,911,000	—	16,911,000
TOTAL SECURITIES	$—	$203,614,126	$—	$203,614,126
OTHER FINANCIAL INSTRUMENTS*	$38,873	$—	$—	$38,873
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 19, 2014